UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	4/30/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL

RETURN BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Multi-Sector Bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Total Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Total Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.36%	–0.07%	52.56%	80.19%	—
Class B	2.11	–0.57	48.80	70.31	—
Class C	1.99	–0.81	47.55	70.39	—
Class Q	2.53	0.26	N/A	N/A	22.24% (12/27/10)
Class R	2.23	–0.39	50.77	N/A	48.71 (1/14/08)
Class Z	2.50	0.18	54.30	84.46	—
Barclays U.S. Aggregate Bond Index	1.74	–0.26	26.88	60.23	—
Lipper Core Plus Bond Funds Average	2.30	0.18	41.64	66.21	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		–3.83%	8.16%	5.21%	—
Class B		–4.73	8.45	5.10	—
Class C		–1.02	8.44	5.11	—
Class Q		0.97	N/A	N/A	6.04% (12/27/10)
Class R		0.38	8.90	N/A	6.45 (1/14/08)
Class Z		0.96	9.39	5.94	—
Barclays U.S. Aggregate Bond Index		–0.10	4.80	4.46	—
Lipper Core Plus Bond Funds Average		0.60	7.42	4.82	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1% (.75% currently)	1%	None	.75% (.50% currently)	None

Benchmark Definitions

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with greater than one year remaining to maturity. It gives a broad look at how U.S. investment-grade bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 13.09% for Class Q and 34.32% for Class R. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 3.59% for Class Q and 4.69% for Class R.

Lipper Core Plus Bond Funds Average

Funds in Lipper Core Plus Bond Funds Average are funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. Lipper Core Plus Bond Closest Month-End to Inception cumulative total returns as of 4/30/14 are 16.76% for Class Q and 40.40% for Class R. Lipper Core Plus Bond Closest Month-End to Inception average annual total returns as of 3/31/14 are 4.62% for Class Q and 5.41% for Class R.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Total Return Bond Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/14
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.25	2.19%
Class B	0.22	1.76
Class C	0.20	1.55
Class Q	0.27	2.63
Class R	0.23	2.04
Class Z	0.27	2.55

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
U.S. Treasury Notes, 2.250%, 03/31/2021-04/30/2021	1.8%
U.S. Treasury Notes, 1.000%, 09/30/2019	1.8
U.S. Treasury Notes, 2.125%, 01/31/2021	1.0
U.S. Treasury Notes, 2.750%, 02/15/2024	0.8
U.S. Treasury Bonds, 3.750%, 11/15/2043	0.8

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/14
U.S. Government & Agency	10.4%
Aaa	19.7
Aa	5.2
A	11.2
Baa	32.2
Ba	10.7
B	7.5
Caa	0.7
Less than Caa	0.0
Not Rated**	10.2
Total Investments	107.8
Liabilities in excess of other assets	–7.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 9.2% of Not Rated is invested in affiliated mutual funds.

Credit Quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Total Return Bond Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.60	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class B	Actual	$1,000.00	$1,021.10	1.35%	$6.77
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class C	Actual	$1,000.00	$1,019.90	1.60%	$8.01
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Q	Actual	$1,000.00	$1,025.30	0.52%	$2.61
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

Class R	Actual	$1,000.00	$1,022.30	1.10%	$5.52
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class Z	Actual	$1,000.00	$1,025.00	0.60%	$3.01
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.95%	0.85%
B	1.65	1.35
C	1.65	1.60
Q	0.52	0.52
R	1.40	1.10
Z	0.65	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Total Return Bond Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 98.4%
ASSET-BACKED SECURITIES 18.9%

Collateralized Debt Obligations 0.2%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%(a)	04/25/19		2,098	$2,064,149
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A(b)	0.438(a)	04/20/19		13	13,345
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.148(a)	06/23/17		5,000	4,801,896

					6,879,390

Collateralized Loan Obligations 11.6%
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A	1.417(a)	04/20/25		14,300	14,116,838
Series 2013-1A, Class B2, 144A	3.360	04/20/25		1,550	1,521,088
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.417(a)	07/13/25		6,100	6,022,187
Series 2014-3A, Class A1, 144A	1.766(a)	04/28/26		13,800	13,759,209
Series 2014-3A, Class A2A, 144A	2.516(a)	04/28/26		3,100	3,085,218
Ares Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.488(a)	01/26/20		1,345	1,335,969
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	1.216(a)	05/17/21		13,553	13,544,700
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.326(a)	04/15/25		5,300	5,214,899
Avoca CLO II BV (Netherlands), Series II-A, Class A1, 144A	0.729(a)	01/15/20	EUR	1,670	2,310,099
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.328(a)	04/20/25		8,400	8,264,610
Battalion CLO Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A	1.628(a)	10/22/25		3,500	3,486,095
Series 2014-5A, Class A1, 144A	1.734(a)	04/17/26		8,450	8,428,875
Series 2014-5A, Class A2A, 144A	2.384(a)	04/17/26		500	493,950
Series 2014-5A, Class A2B, 144A	4.410	04/17/26		1,000	987,900
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426(a)	07/15/24		16,300	16,096,165
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.505(a)	06/20/17		637	635,091

See Notes to Financial Statements.

Prudential Total Return Bond Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.706%(a)	01/15/26		4,300	$4,298,509
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.175(a)	08/01/21		12,059	11,976,484
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376(a)	04/17/25		15,600	15,381,728
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755(a)	04/20/26		14,300	14,274,689
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.576(a)	01/17/24		10,000	9,942,688
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.473(a)	02/28/18		89	88,895
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478(a)	07/22/20		1,191	1,181,145
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703(a)	03/15/20		3,000	2,946,147
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1, RegS	0.577(a)	07/20/21	EUR	549	760,903
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.464(a)	08/21/20		406	406,225
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366(a)	04/15/24		10,050	9,872,911
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	1.379(a)	04/25/25		4,300	4,225,505
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.823(a)	05/15/26		6,700	6,710,250
Series 2014-1A, Class A2, 144A	3.670	05/15/26		2,000	1,991,775
Series 2014-1A, Class B, 144A	2.483(a)	05/15/26		6,000	5,970,395
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.635(a)	09/06/22		726	726,016
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.595(a)	01/31/22	EUR	3,430	4,687,447
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.733(a)	09/15/23		11,500	11,494,073
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706(a)	05/18/23		5,000	4,992,254

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.486%(a)	02/22/20		620	$618,093
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.483(a)	03/15/18		73	73,141
North Westerly CLO BV, Series II-A, Class A, 144A	0.785(a)	09/14/19	EUR	582	805,111
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.537(a)	08/13/25		13,500	13,387,673
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A2, 144A	1.716(a)	11/22/23		11,150	11,139,588
Series 2012-2A, Class B, 144A	2.436(a)	11/22/23		4,900	4,824,415
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.346(a)	07/17/25		13,160	12,872,496
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148(a)	04/20/21		8,799	8,737,654
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378(a)	07/22/25		2,800	2,758,824
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A	1.773(a)	04/15/26		15,200	15,168,942
Series 2014-1A, Class A2, 144A	2.353(a)	04/15/26		3,350	3,334,113
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440	04/15/25		4,900	4,830,665
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276(a)	04/15/25		17,850	17,470,652
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886(a)	08/17/22		2,000	1,975,568
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928(a)	10/20/23		4,350	4,320,589
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.346(a)	07/15/25		16,350	16,088,840
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.726(a)	04/20/26		11,550	11,538,450
Series 2014-1A, Class B2, 144A	4.250	04/20/26		3,500	3,478,300
Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.700	04/18/26		5,700	5,682,900

					350,336,946

See Notes to Financial Statements.

Prudential Total Return Bond Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities 0.6%
Banc of America Funding Trust, Series 2005-D, Class A1	2.623%(a)	05/25/35	228	$234,192
Banc of America Mortgage Trust,
Series 2004-2, Class 5A1	6.500	10/25/31	6	6,265
Series 2004-E, Class 2A6	2.831(a)	06/25/34	1,240	1,240,431
Bear Stearns ALT-A Trust,
Series 2005-4, Class 23A1	2.533(a)	05/25/35	381	372,418
Series 2005-4, Class 23A2	2.533(a)	05/25/35	127	128,772
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.344(a)	02/25/33	9	8,231
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.417(a)	02/20/36	91	84,786
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.152(a)	05/15/34	76	60,708
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002(a)	06/15/18	7,792	7,797,288
IndyMac ARM Trust, Series 2001-H2, Class A1	1.717(a)	01/25/32	1	1,430
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540	10/20/32	1,281	1,319,679
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000	04/25/19	109	111,812
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	5.500	09/25/33	74	76,839
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2	0.552(a)	02/25/34	42	39,498
Series 2004-CL1, Class 2A2	0.552(a)	02/25/19	1	780
Regal Trust IV, Series 1999-1, Class A, 144A	2.284(a)	09/29/31	199	186,161
RFMSI Trust, Series 2003-S9, Class A1	6.500	03/25/32	15	15,615
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290	01/01/21	108	116,212
Series 2003-20I, Class 1	5.130	09/01/23	55	58,558
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.447(a)	02/25/34	426	433,308
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	0.812(a)	09/19/32	43	41,735
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000	09/20/29	2,897	2,908,505

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.066%(a)	02/25/33	2	$1,588
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR4, Class 2A2	2.614(a)	04/25/35	983	999,677
Series 2006-AR2, Class 2A1	2.613(a)	03/25/36	312	312,859
Series 2007-5, Class 1A1	5.500	05/25/37	531	558,075

				17,115,422

Residential Mortgage-Backed Securities 6.5%
ABFC Trust,
Series 2003-WMC1, Class M1	1.127(a)	06/25/33	317	304,316
Series 2004-OPT1, Class M1	1.202(a)	08/25/33	579	544,431
Series 2004-OPT5, Class A4	1.402(a)	06/25/34	2,771	2,572,278
Series 2005-AQ1, Class A4	5.010	06/25/35	2,862	2,895,356
Series 2005-HE2, Class M2	0.902(a)	06/25/35	2,272	2,208,785
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.502(a)	01/25/35	457	443,026
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M1	1.127(a)	11/25/33	1,151	1,066,996
Series 2003-OP1, Class M1	1.202(a)	12/25/33	1,490	1,398,486
Series 2004-FM1, Class M1	1.052(a)	09/25/33	369	343,187
Series 2004-OP1, Class M1	0.932(a)	04/25/34	8,435	7,867,237
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.622(a)	08/25/35	1,221	1,202,599
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1	1.172(a)	04/25/34	1,467	1,303,911
Series 2004-2, Class A3	1.112(a)	06/25/34	529	523,452
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	137	140,055
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.329(a)	02/25/45	145	146,180
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	0.852(a)	11/25/33	160	140,583
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.502(a)	02/25/33	852	804,008
Series 2003-5, Class A6	4.868	04/25/33	385	393,251

See Notes to Financial Statements.

Prudential Total Return Bond Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-R8, Class M1	1.112%(a)	09/25/34	3,850	$3,812,301
Series 2005-R11, Class A2D	0.482(a)	01/25/36	270	264,008
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.152(a)	11/25/32	514	496,801
Argent Securities, Inc.,
Series 2003-W2, Class M4	5.777(a)	09/25/33	600	559,435
Series 2003-W7, Class M1	1.187(a)	03/25/34	932	880,215
Series 2003-W10, Class M1	1.232(a)	01/25/34	1,817	1,745,761
Series 2003-W10, Class M2	2.627(a)	01/25/34	276	222,980
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W2, Class AF	4.403	04/25/34	655	660,447
Series 2004-W6, Class M1	0.702(a)	05/25/34	771	749,847
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.842(a)	04/25/34	5,024	4,751,144
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE3, Class M1	1.397(a)	06/15/33	1,812	1,712,589
Series 2004-HE3, Class M1	0.962(a)	06/25/34	2,478	2,307,906
Series 2004-HE5, Class M1	1.052(a)	08/25/34	3,847	3,707,506
Series 2005-HE6, Class M2	0.662(a)	07/25/35	983	969,913
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2	1.172(a)	06/25/34	4,100	3,659,115
Series 2004-HE7, Class M1	1.052(a)	08/25/34	4,383	4,093,234
Series 2004-HE11, Class M2	1.727(a)	12/25/34	9,000	8,429,580
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A2	1.352(a)	10/25/32	132	123,565
Series 2004-HE2, Class M1	1.054(a)	03/25/34	2,720	2,539,876
Series 2004-HE3, Class M2	1.877(a)	04/25/34	849	762,489
Series 2004-HE5, Class M1	1.007(a)	07/25/34	2,777	2,546,077
CDC Mortgage Capital Trust,
Series 2002-HE3, Class M2	3.527(a)	03/25/33	54	5,670
Series 2003-HE4, Class M1	1.127(a)	03/25/34	2,971	2,790,441
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT3, Class M2	0.602(a)	05/25/35	3,418	3,277,057
Series 2006-HE1, Class M1	0.482(a)	01/25/36	723	703,363
Countrywide Asset-Backed Certificates,
Series 2003-BC5, Class 2A2	0.852(a)	12/25/33	799	735,882
Series 2004-BC1, Class M1	0.902(a)	02/25/34	2,075	1,958,778

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-BC4, Class M1	1.202%(a)	11/25/34	4,940	$4,586,029
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.402(a)	08/25/32	20	17,318
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.096	07/25/34	155	147,025
Fannie Mae REMICS,
Series 2000-32, Class FM	0.602(a)	10/18/30	3	2,813
Series 2001-29, Class Z	6.500	07/25/31	92	103,016
FBR Securitization Trust, Series 2005-2, Class M1	0.872(a)	09/25/35	1,400	1,325,983
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1	1.529(a)	07/25/44	302	306,189
Series T-63, Class 1A1	1.329(a)	02/25/45	31	31,401
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.977(a)	08/25/34	3,043	2,773,774
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.872(a)	04/25/35	4,500	4,312,517
Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.077(a)	10/25/31	113	89,884
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	53	58,645
Series 1935, Class JZ	7.000	02/15/27	180	204,609
Series 2241, Class PH	7.500	07/15/30	99	114,770
Fremont Home Loan Trust, Series 2003-B, Class M1	1.202(a)	12/25/33	784	740,383
Government National Mortgage Assoc., Series 2000-30, Class FB	0.602(a)	10/16/30	1	1,140
GSAMP Trust,
Series 2004-FM1, Class M1	1.127(a)	11/25/33	1,056	1,023,812
Series 2004-FM2, Class M1	0.902(a)	01/25/34	2,337	2,219,233
Series 2004-HE2, Class M1	0.802(a)	09/25/34	3,703	3,388,551
Home Equity Asset Trust,
Series 2003-5, Class M1	1.202(a)	12/25/33	299	281,671
Series 2003-6, Class M1	1.202(a)	02/25/34	4,307	4,048,361
Series 2004-2, Class M1	0.947(a)	07/25/34	3,315	3,076,899
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	0.702(a)	03/25/35	1,750	1,653,983
HSBC Home Equity Loan Trust U.S.A.,
Series 2005-1, Class A	0.442(a)	01/20/34	56	55,444

See Notes to Financial Statements.

Prudential Total Return Bond Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2006-1, Class A2	0.332%(a)	01/20/36	1,352	$1,344,456
Series 2006-1, Class M1	0.432(a)	01/20/36	555	552,337
Series 2007-2, Class A4	0.452(a)	07/20/36	1,600	1,564,595
Series 2007-2, Class M1	0.462(a)	07/20/36	2,500	2,361,765
Series 2007-3, Class A4	1.652(a)	11/20/36	970	976,330
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M1	0.902(a)	02/25/34	1,610	1,509,984
Series 2004-2, Class M1	0.682(a)	06/25/34	633	597,102
Series 2004-4, Class 1A1	0.712(a)	10/25/34	14	12,593
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M2	1.247(a)	09/25/34	3,105	3,038,857
Series 2004-WMC1, Class M1	0.932(a)	02/25/34	716	709,169
Series 2004-WMC3, Class M1	0.977(a)	10/25/34	5,691	5,317,802
Series 2005-NC1, Class M1	0.872(a)	12/25/34	2,208	2,052,529
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3	0.872(a)	07/25/34	487	458,325
Series 2004-OPT1, Class A1A	0.672(a)	06/25/35	1,500	1,414,000
Series 2004-OPT1, Class A2A	0.872(a)	06/25/35	397	368,263
Series 2004-WMC3, Class M2	1.997(a)	01/25/35	1,125	1,059,428
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE1, Class M1	1.352(a)	05/25/33	1,675	1,561,184
Series 2003-NC5, Class M1	1.427(a)	04/25/33	184	177,292
Series 2004-HE3, Class M1	1.007(a)	03/25/34	1,031	955,004
Series 2004-HE4, Class M1	1.052(a)	05/25/34	3,875	3,622,512
Series 2004-HE5, Class M1	1.097(a)	06/25/34	499	465,119
Series 2004-HE8, Class A7	1.212(a)	09/25/34	663	614,811
Series 2004-NC1, Class M1	1.202(a)	12/27/33	1,414	1,359,760
Series 2004-NC6, Class M1	1.052(a)	07/25/34	4,521	4,240,284
Series 2004-OP1, Class M1	1.022(a)	11/25/34	1,650	1,465,044
Series 2004-WMC1, Class M1	1.082(a)	06/25/34	980	912,658
Series 2004-WMC2, Class M1	1.067(a)	07/25/34	835	794,630
Series 2005-NC1, Class A2C	0.912(a)	01/25/35	2,930	2,876,551
Series 2005-NC2, Class M3	0.827(a)	03/25/35	1,500	1,395,626
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.277(a)	10/25/33	1,510	1,461,240
Series 2004-4, Class M1	0.917(a)	02/25/35	1,326	1,214,199
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.052(a)	01/25/34	2,526	2,349,709

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.097%(a)	02/25/35	1,581	$1,580,194
Residential Asset Mortgage Products, Inc.,
Series 2003-RS11, Class AI6A	5.980	12/25/33	1,060	1,113,511
Series 2004-RS12, Class MII2	1.352(a)	12/25/34	114	112,202
Residential Asset Securities Corp.,
Series 2004-KS1, Class AI5	5.221	02/25/34	400	423,136
Series 2005-EMX4, Class A3	0.492(a)	11/25/35	89	89,131
Saxon Asset Securities Trust,
Series 2002-3, Class M1	1.277(a)	12/25/32	51	47,346
Series 2005-3, Class M1	0.612(a)	11/25/35	1,000	977,019
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC2, Class M1	1.277(a)	06/25/34	956	922,142
Series 2003-BC4, Class M1	1.052(a)	11/25/34	778	716,245
Series 2004-BC3, Class M1	1.082(a)	07/25/35	4,686	4,426,007
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.152(a)	10/25/33	1,366	1,285,516
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.052(a)	08/25/33	571	537,773
Structured Asset Investment Loan Trust,
Series 2004-1, Class A3	0.952(a)	02/25/34	19,141	18,007,398
Series 2004-6, Class A3	0.952(a)	07/25/34	4,111	3,865,868
Series 2004-7, Class A8	1.352(a)	08/25/34	1,110	1,006,263
Series 2004-BNC1, Class A4	1.092(a)	09/25/34	1,861	1,795,208
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-1A, Class 4A	2.516(a)	02/25/32	8	8,113
Series 2002-14A, Class 2A1	2.125(a)	07/25/32	4	3,810
Series 2002-HF2, Class M3	3.152(a)	07/25/32	240	221,949
Series 2003-30, Class 2A1	5.112(a)	10/25/33	911	968,155
Series 2003-AM1, Class M1	1.502(a)	04/25/33	748	724,660

				196,962,371

TOTAL ASSET-BACKED SECURITIES (cost $555,015,408)				571,294,129

See Notes to Financial Statements.

Prudential Total Return Bond Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) 3.3%

Airlines
United Airlines, Inc.	4.000%	04/01/19		668	$668,584

Automotive 0.2%
Chrysler Group LLC	3.500	05/24/17		1,702	1,698,153
Schaeffler AG (Germany)	4.250	01/27/17		500	500,536
Tank & Rast GmbH (Germany)	3.813	12/10/18	EUR	3,000	4,172,447

					6,371,136

Cable 0.1%
Charter Communications Operating LLC	3.000	01/03/21		1,376	1,376,751
CSC Holdings LLC	2.734	04/17/20		1,067	1,048,488
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/07/20		2,000	1,982,500

					4,407,739

Capital Goods 0.2%
ADS Waste Holdings, Inc.	3.750	10/09/19		1,489	1,475,977
Gardner Denver, Inc. (original cost $3,396,984; purchased 07/24/13)(b)(c)	4.750	07/30/20	EUR	2,587	3,595,051

					5,071,028

Chemicals 0.3%
CeramTec GmbH (Germany)	4.750	08/30/20	EUR	2,400	3,346,282
Macdermid, Inc.	4.000	06/08/20		2,481	2,469,464
OXEA Finance & Cy SCA (Luxembourg)	4.500	01/15/20	EUR	2,654	3,676,953

					9,492,699

Electric 0.2%
Calpine Construction Finance Co. LP	3.000	05/04/20		1,042	1,013,793
Calpine Corp.	4.000	04/01/18		1,328	1,327,539
Calpine Corp.	4.000	10/09/19		975	975,050
NRG Energy, Inc.	2.750	07/01/18		1,485	1,466,994

					4,783,376

Foods 0.3%
Big Heart Pet Brands, Inc.	3.500	03/09/20		2,183	2,162,640
Birds Eye Iglo Group Ltd.	5.269	01/31/18	EUR	2,475	3,448,172
Dunkin Brands, Inc.	3.250	02/08/21		989	978,549

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Foods (cont’d.)
Pinnacle Foods Finance LLC	3.250%	04/29/20		2,893	$2,865,319

					9,454,680

Gaming 0.1%
CCM Merger, Inc.	5.000	03/01/17		2,688	2,680,544

Health Care & Pharmaceutical 0.4%
Alere, Inc.	3.150	06/30/16		748	747,645
Catalent Pharma Solutions, Inc.	3.734	09/15/16		1,974	1,972,444
Grifols SA	3.236	02/26/21		3,000	2,981,250
RPI Finance Trust (Luxembourg)	3.250	05/09/18		1,925	1,924,620
RPI Finance Trust (Luxembourg)	3.250	11/09/18		2,093	2,093,226
Valeant Pharmaceutical International, Inc. (Canada)	2.481	10/20/18		1,510	1,506,096

					11,225,281

Lodging
Hilton Worldwide Finance LLC	3.500	10/26/20		1,145	1,139,967

Media & Entertainment 0.1%
Entravision Communications Corp.	3.500	05/29/20		968	948,967
Nielsen Fin. LLC	3.227	04/30/21		2,750	2,754,911

					3,703,878

Metals 0.1%
FMG Resources (August 2006) Pty. Ltd.	4.250	06/30/19		1,478	1,475,497

Non-Captive Finance 0.1%
RBS WorldPay, Inc. (United Kingdom)	5.750	11/29/19	GBP	2,300	3,908,012

Retailers 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.962	07/09/17	GBP	3,400	5,740,528
B&M Retail Ltd. (United Kingdom)	5.771	03/06/20	GBP	1,500	2,537,018

					8,277,546

Technology 0.7%
Avago Technologies Finance PTE Ltd.	3.750	05/31/21		6,900	6,915,097
First Data Corp.	4.231	09/24/18		2,100	2,096,063
First Data Corp.	4.234	03/26/18		790	788,973

See Notes to Financial Statements.

Prudential Total Return Bond Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
First Data Corp.	4.235%	03/24/21		60	$59,831
Freescale Semiconductor, Inc.	5.000	02/28/20		3,955	3,945,212
Interactive Data Corp.	3.750	02/12/18		2,537	2,531,744
Interactive Data Corp.	4.750	05/02/21		800	798,750
NXP BV (Netherlands)	3.250	01/10/20		995	986,294
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21		4,250	4,227,424

					22,349,388

Telecommunications
Fibertech Networks LLC	4.000	12/18/19		166	165,816

Transportation 0.2%
RAC PLC (original cost $4,925,767; purchased 12/13/13)(b)(c)	5.316	10/29/19	GBP	3,000	5,094,717

TOTAL BANK LOANS (cost $97,963,984)					100,269,888

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class A2	5.317	09/10/47		879	883,747
Series 2006-6, Class A2	5.309	10/10/45		366	366,586
Series 2006-6, Class A3	5.369	10/10/45		2,600	2,662,145
Series 2006-6, Class A4	5.356	10/10/45		1,110	1,179,253
Series 2007-1, Class A3	5.449	01/15/49		296	295,442
Series 2007-1, Class A4	5.451	01/15/49		2,260	2,430,983
Series 2007-2, Class A1A	5.731(a)	04/10/49		6,081	6,666,129
Series 2007-5, Class A1A	5.361	02/10/51		2,932	3,226,000
Series 2007-5, Class A3	5.620	02/10/51		152	152,306
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A3	5.793	09/11/42		1,013	1,014,401
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293	12/11/49		2,002	2,039,888
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3	5.893(a)	12/10/49		627	634,521
Series 2008-C7, Class A4	6.341(a)	12/10/49		4,000	4,496,656
Series 2013-GC11, Class A3	2.815	04/10/46		7,000	6,710,032
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223	08/15/48		1,951	2,090,020

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2005-GG3, Class AJ	4.859%	08/10/42	2,600	$2,659,277
Series 2007-GG9, Class A2	5.381	03/10/39	1,089	1,107,326
Series 2012-CR5, Class A3	2.540	12/10/45	3,000	2,837,847
Series 2013-CR7, Class A3	2.929	03/10/46	9,800	9,480,167
Series 2013-CR9, Class A3	4.022	07/10/45	11,800	12,338,422
Series 2013-CR10, Class A3	3.923	08/10/46	6,900	7,159,688
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AM	5.644(a)	02/15/39	1,030	1,104,981
Series 2006-C5, Class A3	5.311	12/15/39	2,758	2,987,022
Series 2007-C4, Class A3	6.053(a)	09/15/39	1,727	1,735,292
Series 2007-C5, Class A3	5.694(a)	09/15/40	2,686	2,710,768
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832	04/15/37	4,290	4,407,066
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.326(a)	12/25/19	46,840	3,587,189
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.200(a)	01/25/20	3,654	178,176
Series K007, Class X1, IO	1.365(a)	04/25/20	7,944	425,406
Series K008, Class X1, IO	1.818(a)	06/25/20	31,304	2,438,204
Series K009, Class X1, IO	1.652(a)	08/25/20	3,905	275,724
Series K014, Class X1, IO	1.428(a)	04/25/21	13,138	944,850
Series K015, Class X1, IO	1.829(a)	07/25/21	1,505	145,744
Series K020, Class X1, IO	1.607(a)	05/25/22	49,790	4,633,897
Series K021, Class X1, IO	1.643(a)	06/25/22	30,076	2,915,453
Series K025, Class X1, IO	1.027(a)	10/25/22	30,966	1,864,738
Series K036, Class X1, IO	0.802	10/25/23	29,715	1,775,659
Series K501, Class X1A, IO	1.863(a)	08/25/16	17,041	443,244
Series K702, Class X1, IO	1.702(a)	02/25/18	10,388	534,209
Series K703, Class X1, IO	2.244(a)	05/25/18	9,389	690,746
Series K710, Class X1, IO	1.912(a)	05/25/19	32,201	2,459,371
Series K711, Class X1, IO	1.831(a)	07/25/19	48,423	3,615,052
Series KAIV, Class X1, IO	1.374(a)	06/25/21	2,114	153,732
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A2	5.417	12/10/49	1,741	1,741,358
Series 2007-C1, Class AAB	5.477	12/10/49	1,129	1,166,869
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	11/10/45	737	770,125
GS Mortgage Securities Corp. II, Series 2014-GC18, Class A4(d)	4.074	01/10/47	10,000	10,426,550

See Notes to Financial Statements.

Prudential Total Return Bond Fund	21

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2006-GG6, Class AAB	5.587%	04/10/38	223	$227,192
Series 2013-GC12, Class A3	2.860	06/10/46	11,400	10,939,816
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A2	1.677	12/15/47	112	112,031
Series 2012-LC9, Class A4	2.611	12/15/47	4,000	3,790,200
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-CBX, Class AJ	4.951	01/12/37	550	557,046
Series 2005-CB13, Class A4	5.420(a)	01/12/43	2,080	2,195,492
Series 2005-LDP3, Class A4B	4.996	08/15/42	500	524,968
Series 2005-LDP4, Class AM	4.999(a)	10/15/42	750	788,925
Series 2005-LDP5, Class A3	5.434(a)	12/15/44	2,386	2,412,698
Series 2007-LD11, Class A2	5.974(a)	06/15/49	418	417,533
Series 2007-LD12, Class A3	6.135(a)	02/15/51	2,652	2,660,095
Series 2012-CBX, Class A3	3.139	06/15/45	6,300	6,478,227
Series 2013-C10, Class A4	2.875	12/15/47	11,000	10,600,315
Series 2013-C13, Class A3	3.525	01/15/46	3,000	3,111,066
Series 2013-LC11, Class A4	2.694	04/15/46	11,400	10,781,824
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM	5.263(a)	11/15/40	3,870	4,112,080
Series 2006-C3, Class A4	5.661	03/15/39	33	34,936
Series 2006-C7, Class A2	5.300	11/15/38	375	388,352
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class ASB	5.022(a)	07/12/38	317	321,797
Series 2006-C1, Class AM	5.863(a)	05/12/39	3,380	3,666,131
Series 2007-C1, Class A3	6.032(a)	06/12/50	1,467	1,505,680
Series 2007-C1, Class ASB	6.032(a)	06/12/50	927	975,771
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-1, Class AM	5.702(a)	02/12/39	940	1,013,755
Series 2006-2, Class AM	6.073(a)	06/12/46	60	65,585
Series 2006-4, Class A2	5.112	12/12/49	294	294,024
Series 2007-9, Class A2	5.590	09/12/49	281	281,217
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A3	2.655	02/15/46	10,000	9,492,060
Series 2013-C8, Class A3	2.863	12/15/48	3,400	3,277,450
Series 2013-C9, Class A3	2.834	05/15/46	5,900	5,642,300
Series 2013-C11, Class A3	3.960	08/15/46	10,400	10,819,463
Series 2014-C15, Class A3	3.773	04/15/47	9,300	9,469,855

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class A4	5.447%	02/12/44	3,800	$4,165,416
Series 2007-HQ11, Class A31	5.439	02/12/44	513	516,413
Series 2007-HQ12, Class A2	5.777(a)	04/12/49	2,980	3,064,116
Series 2007-IQ14, Class AAB	5.654(a)	04/15/49	3,048	3,158,277
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A3	3.058	05/10/63	1,000	1,017,288
Series 2012-C4, Class A3	2.533	12/10/45	4,150	4,064,921
Series 2012-C4, Class A4	2.792	12/10/45	5,200	5,003,924
Series 2013-C5, Class A3	2.920	03/10/46	9,100	8,800,828
Series 2013-C5, Class XB, IO, 144A	0.582(a)	03/10/46	96,528	3,524,623
Series 2013-C6, Class A3	2.971	04/10/46	9,500	9,204,046
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AMFX	5.179(a)	07/15/42	4,200	4,408,975
Series 2006-C23, Class A4	5.418	01/15/45	2,337	2,473,843
Series 2006-C25, Class A5	5.908(a)	05/15/43	5,000	5,442,250
Series 2006-C26, Class APB	5.997	06/15/45	1,950	2,040,048
Series 2006-C27, Class A3	5.765	07/15/45	16,930	18,088,579
Series 2006-C28, Class A4	5.572	10/15/48	2,352	2,549,565
Series 2007-C32, Class APB	5.934(a)	06/15/49	2,496	2,552,777
Series 2007-C33, Class A4	6.132(a)	02/15/51	5,680	6,237,395
Series 2007-C34, Class A2	5.569	05/15/46	706	695,610
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986	07/15/46	6,900	7,170,452

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $333,936,117)				325,699,491

CORPORATE BONDS 42.9%

Aerospace & Defense 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250	04/01/22	3,000	3,105,000
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19	800	971,554

				4,076,554

Airlines 0.4%
Continental Airlines, Inc., Pass-Through Trust,
Series 2001-1, Class A-1, Pass-Through Certificates(b)	6.703	06/15/21	5	5,253
Series 2001-1, Class B, Pass-Through Certificates	7.373	12/15/15	170	178,935

See Notes to Financial Statements.

Prudential Total Return Bond Fund	23

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Series 2007-1, Class A, Pass-Through Certificates	5.983%	04/19/22	421	$478,787
Series 2010-1, Class A, Pass-Through Certificates	4.750	01/12/21	387	417,237
Series 2012-1, Class A, Pass-Through Certificates(d)	4.150	04/11/24	2,805	2,874,925
Series 2012-2 Class A, Pass-Through Certificates	4.000	10/29/24	947	964,021
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1 Class A, Pass-Through Certificates	6.821	08/10/22	1,844	2,171,855
Series 2010-2, Class A, Pass-Through Certificates(d)	4.950	05/23/19	1,099	1,195,665
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	780	859,419
Series 2012-1, Class A, Pass-Through Certificates	4.750	05/07/20	1,627	1,761,635

				10,907,732

Automotive 1.3%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(d)	8.000	06/15/19	2,462	2,695,890
Dana Holding Corp., Sr. Unsec’d. Notes	5.375	09/15/21	1,425	1,471,312
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750	01/15/43	1,850	1,826,831
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.375	01/16/18	5,290	5,365,837
Sr. Unsec’d. Notes	2.750	05/15/15	2,295	2,343,503
Sr. Unsec’d. Notes	3.000	06/12/17	2,588	2,699,343
Sr. Unsec’d. Notes	4.207	04/15/16	2,550	2,703,604
Sr. Unsec’d. Notes	4.250	02/03/17	8,770	9,434,696
Sr. Unsec’d. Notes(d)	5.000	05/15/18	600	666,110
General Motors Co.,
Sr. Unsec’d. Notes, 144A(d)	4.875	10/02/23	3,725	3,850,719
Sr. Unsec’d. Notes, 144A	6.250	10/02/43	3,990	4,369,050
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700	03/15/17	650	672,619
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750	12/15/14	250	257,498

				38,357,012

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking 11.9%
American Express Co.,
Sr. Unsec’d. Notes(e)	2.650%	12/02/22	8,090	$7,765,745
Sr. Unsec’d. Notes(d)(e)	7.000	03/19/18	1,635	1,948,158
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	2,532	2,459,205
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750	09/22/15	650	671,003
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A(d)	3.875	09/27/22	3,220	3,135,887
Bank of America Corp.,
Jr. Sub. Notes	8.125(a)	12/29/49	5,000	5,677,500
Jr. Sub. Notes, Series K	8.000(a)	12/29/49	1,500	1,698,750
Sr. Notes(d)	4.000	04/01/24	3,125	3,140,744
Sr. Unsec’d. Notes	4.500	04/01/15	1,845	1,909,564
Sr. Unsec’d. Notes	5.700	01/24/22	13,710	15,696,456
Sr. Unsec’d. Notes	5.875	01/05/21	3,620	4,197,571
Sr. Unsec’d. Notes	6.000	09/01/17	1,265	1,435,398
Sr. Unsec’d. Notes(d)	7.625	06/01/19	2,435	3,004,958
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	5,485	5,562,552
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	4,210	4,639,298
Sr. Unsec’d. Notes, MTN	5.650	05/01/18	2,000	2,268,616
Sr. Unsec’d. Notes, Series 1	3.750	07/12/16	735	775,995
Bank of America NA, Sub. Notes	5.300	03/15/17	250	275,367
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750	05/22/19	1,555	1,869,740
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250	02/01/18	600	713,611
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,547,097
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	6,180	6,104,462
Capital One Financial Corp.,
Sr. Unsec’d. Notes(d)	3.500	06/15/23	1,650	1,641,329
Sr. Unsec’d. Notes	3.750	04/24/24	3,100	3,105,676
Sr. Unsec’d. Notes	5.250	02/21/17	1,750	1,921,139
Sub. Notes	6.150	09/01/16	150	166,848
Citigroup, Inc.,
Sr. Unsec’d. Notes(d)	3.375	03/01/23	2,050	1,999,002
Sr. Unsec’d. Notes(d)	4.500	01/14/22	9,695	10,365,167
Sr. Unsec’d. Notes	6.125	11/21/17	750	857,182
Sr. Unsec’d. Notes	6.125	05/15/18	4,350	5,009,956
Sr. Unsec’d. Notes	8.125	07/15/39	2,400	3,521,662

See Notes to Financial Statements.

Prudential Total Return Bond Fund	25

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	8.500%	05/22/19	3,385	$4,312,724
Sub. Notes	4.050	07/30/22	3,275	3,309,689
Sub. Notes(d)	6.675	09/13/43	1,100	1,318,094
Discover Bank,
Sr. Unsec’d. Notes	2.000	02/21/18	3,575	3,577,474
Sr. Unsec’d. Notes	4.250	03/13/26	675	692,210
Sub. Notes	7.000	04/15/20	6,980	8,350,760
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20	3,975	3,915,375
Fifth Third Bank,
Sr. Unsec’d. Notes	1.450	02/28/18	7,900	7,801,163
Sr. Unsec’d. Notes	2.375	04/25/19	1,105	1,108,785
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.625	01/22/23	810	803,229
Sr. Unsec’d. Notes	4.000	03/03/24	1,325	1,329,467
Sr. Unsec’d. Notes(d)	5.750	01/24/22	16,755	19,117,304
Sr. Unsec’d. Notes	5.950	01/18/18	190	215,917
Sr. Unsec’d. Notes	6.000	06/15/20	4,520	5,225,242
Sr. Unsec’d. Notes	6.150	04/01/18	575	658,830
Sr. Unsec’d. Notes	6.250	09/01/17	840	959,891
Sr. Unsec’d. Notes	6.250	02/01/41	4,020	4,802,827
Sub. Notes	6.750	10/01/37	185	212,795
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.875	01/14/22	450	499,790
Sr. Unsec’d. Notes	5.100	04/05/21	230	258,773
Sub. Notes	6.500	05/02/36	6,016	7,220,012
Sub. Notes(d)	6.500	09/15/37	1,255	1,512,491
Huntington Bancshares, Inc., Sub. Notes(d)	7.000	12/15/20	120	144,351
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250(a)	08/29/49	900	886,500
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125	01/15/16	3,200	3,292,714
JPMorgan Chase & Co.,
Jr. Sub. Notes(d)	7.900(a)	04/29/49	5,885	6,650,050
Sr. Unsec’d. Notes	3.150	07/05/16	3,355	3,507,850
Sr. Unsec’d. Notes(d)	3.200	01/25/23	1,600	1,560,870
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	8,665,339
Sr. Unsec’d. Notes	4.250	10/15/20	5,300	5,698,173
Sr. Unsec’d. Notes(d)	4.350	08/15/21	2,240	2,410,840
Sr. Unsec’d. Notes	4.400	07/22/20	2,400	2,618,866

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	4.500%	01/24/22	3,350	$3,624,747
Sr. Unsec’d. Notes	5.600	07/15/41	830	950,831
Sub. Notes(d)	3.375	05/01/23	2,775	2,655,705
Sub. Notes(d)	5.625	08/16/43	1,900	2,078,089
KeyBank NA, Sr. Unsec’d. Notes(d)	1.650	02/01/18	3,350	3,337,819
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	5.100	03/24/21	560	633,112
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes	7.378(a)	10/29/49	700	721,141
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes(d)	4.200	03/28/17	1,975	2,137,106
Bank Gtd. Notes	6.375	01/21/21	2,250	2,708,719
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	6,330	7,318,176
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850	03/21/18	2,700	2,672,514
Morgan Stanley,
Jr. Sub. Notes(d)	5.450(a)	12/31/49	2,725	2,748,844
Sr. Unsec’d. Notes(d)	3.750	02/25/23	2,575	2,577,248
Sr. Unsec’d. Notes	5.750	01/25/21	2,920	3,350,315
Sr. Unsec’d. Notes	6.375	07/24/42	2,360	2,901,216
Sr. Unsec’d. Notes, MTN	4.100	01/26/15	4,660	4,776,365
Sr. Unsec’d. Notes, MTN	5.450	01/09/17	1,635	1,805,965
Sr. Unsec’d. Notes, MTN	5.500	07/28/21	10,000	11,316,630
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	2,530	2,884,693
Sr. Unsec’d. Notes, MTN	6.250	08/28/17	4,640	5,308,703
Northern Trust Corp., Sub. Notes	3.950	10/30/25	3,010	3,052,333
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,192,624
PNC Bank NA,
Sub. Notes	2.950	01/30/23	6,800	6,576,328
Sub. Notes	4.200	11/01/25	1,450	1,507,698
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,538,454
Sub. Notes	3.900	04/29/24	2,715	2,719,947
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Bank Gtd. Notes	6.125	01/11/21	3,025	3,549,916
Sr. Unsec’d. Notes	2.550	09/18/15	1,225	1,251,121
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes	3.000	09/24/15	1,625	1,671,477
Sr. Unsec’d. Notes(d)	4.625	04/19/16	270	288,807

See Notes to Financial Statements.

Prudential Total Return Bond Fund	27

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
State Street Corp.,
Jr. Sub. Debs	4.956%	03/15/18		1,375	$1,504,854
Sr. Unsec’d. Notes	3.700	11/20/23		5,105	5,200,571
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes(d)	2.450	01/10/19		1,225	1,239,588
Bank Gtd. Notes	3.000	01/18/23		5,125	4,964,854
SunTrust Bank,
Sr. Unsec’d. Notes	2.500	05/01/19		7,830	7,851,423
Sr. Unsec’d. Notes	2.750	05/01/23		3,675	3,470,056
US Bancorp,
Jr. Sub. Notes	3.442	02/01/16		1,890	1,968,735
Sub. Notes, MTN	2.950	07/15/22		1,750	1,694,315
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	3.000	01/22/21		3,075	3,107,767
Sr. Unsec’d. Notes, MTN(d)	3.500	03/08/22		5,970	6,127,506
Sr. Unsec’d. Notes, MTN	4.600	04/01/21		1,335	1,478,914
Sub. Notes	4.125	08/15/23		3,845	3,921,316

					360,110,575

Brokerage 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		1,425	1,527,831
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875(a)	05/02/18		745	138,756
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16		2,330	2,360,733

					4,027,320

Building Materials & Construction 0.7%
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, 144A	9.250	05/12/20		1,995	2,169,562
Sr. Sec’d. Notes, 144A	9.875	04/30/19		3,530	4,038,320
Sr. Sec’d. Notes, RegS	9.250	05/12/20		920	1,000,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS	9.500	06/15/18		1,000	1,142,500
Sr. Sec’d. Notes, 144A	6.500	12/10/19		2,000	2,100,000
Sr. Sec’d. Notes, 144A	9.000	01/11/18		1,000	1,080,000
Sr. Sec’d. Notes, 144A	9.500	06/15/18		1,200	1,371,000
Ceramtec Group GmbH (Germany), Gtd. Notes, 144A	8.250	08/15/21	EUR	500	761,307

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		1,348	$1,337,890
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(d)	5.125	06/26/22		1,125	1,147,500
Gtd. Notes, 144A	7.125	06/26/42		2,820	2,869,350
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22		1,625	1,620,554
Toll Brothers Finance Corp., Gtd. Notes	5.150	05/15/15		1,885	1,960,400

					22,598,883

Cable 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750	01/15/24		2,000	2,017,500
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS	11.500	11/20/14		500	532,250
Comcast Corp.,
Gtd. Notes	6.450	03/15/37		360	451,746
Gtd. Notes	6.950	08/15/37		1,720	2,275,608
CSC Holdings LLC,
Sr. Unsec’d. Notes	6.750	11/15/21		1,650	1,837,688
Sr. Unsec’d. Notes	7.625	07/15/18		715	826,719
Sr. Unsec’d. Notes	8.625	02/15/19		970	1,156,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes	3.500	03/01/16		875	914,909
Gtd. Notes	3.550	03/15/15		175	179,444
Gtd. Notes	5.150	03/15/42		2,700	2,640,935
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875	12/01/18	EUR	1,800	2,697,503
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500	01/27/20		4,400	4,752,000
Time Warner Cable, Inc., Gtd. Notes	6.750	07/01/18		1,565	1,854,414
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A	5.125	01/21/23	EUR	4,200	6,153,163
Sr. Sec’d. Notes, MTN, 144A	5.500	09/15/22	EUR	3,425	5,084,281
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625	07/01/20		2,550	2,722,125
Videotron Ltd. (Canada), Gtd. Notes	9.125	04/15/18		414	428,490

See Notes to Financial Statements.

Prudential Total Return Bond Fund	29

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	3,000	$5,318,430

					41,843,930

Capital Goods 1.2%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(d)	6.500	07/15/22		3,425	3,716,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	4.875	11/15/17		4,700	4,917,375
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(b)(c)(d)	2.750	03/15/17		1,280	1,320,137
Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(b)(c)	6.200	11/01/16		270	301,815
Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(b)(c)	6.700	06/01/34		810	988,926
Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11 - 05/14/13)(b)(c)	7.000	10/15/37		4,090	5,292,407
General Electric Co.,
Sr. Unsec’d. Notes	4.125	10/09/42		605	591,529
Sr. Unsec’d. Notes	4.500	03/11/44		900	926,880
Hertz Corp. (The), Gtd. Notes	6.750	04/15/19		1,850	1,984,125
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)(b)(c)	2.500	07/11/14		700	702,276
Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(b)(c)	2.500	03/15/16		3,975	4,087,012
Sr. Unsec’d. Notes, 144A (original cost $947,939; purchased 01/14/13)(b)(c)(d)	2.875	07/17/18		950	966,739
Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)(b)(c)	3.125	05/11/15		900	920,513

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	1,075	$1,085,209
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,393,614
United Rentals North America, Inc., Gtd. Notes	7.625	04/15/22	4,000	4,500,000
United Technologies Corp., Sr. Unsec’d. Notes	4.500	06/01/42	2,250	2,341,384
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,608,756

				37,644,822

Chemicals 1.1%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	2,050	2,056,043
Sr. Unsec’d. Notes(d)	6.125	01/15/41	1,730	2,014,744
CF Industries, Inc.,
Gtd. Notes(d)	4.950	06/01/43	3,565	3,564,494
Gtd. Notes	5.375	03/15/44	1,800	1,889,381
Gtd. Notes	6.875	05/01/18	240	282,315
Gtd. Notes	7.125	05/01/20	195	234,989
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(d)	3.000	11/15/22	3,675	3,535,846
Sr. Unsec’d. Notes	4.250	11/15/20	2,500	2,673,183
Sr. Unsec’d. Notes	5.250	11/15/41	2,235	2,379,077
Sr. Unsec’d. Notes	9.400	05/15/39	410	660,905
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000	04/15/19	3,575	4,007,539
Mexichem SAB de CV (Mexico), Gtd. Notes, RegS	4.875	09/19/22	600	605,250
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	1,040	1,138,854
Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,814,482
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	4.204	02/13/18	1,330	1,250,200
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914	01/31/18	2,425	2,127,938
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	850	1,029,147

				33,264,387

Consumer 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(d)	4.625	05/15/21	2,325	2,197,125
QVC, Inc.,
Sr. Sec’d. Notes	5.125	07/02/22	1,700	1,781,513
Sr. Sec’d. Notes, 144A	7.500	10/01/19	2,700	2,860,594

				6,839,232

See Notes to Financial Statements.

Prudential Total Return Bond Fund	31

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	6,800	$8,075,000
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950	12/15/22	2,100	2,030,269
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500	02/15/21	1,554	1,697,745
Commonwealth Edison Co., First Mortgage Bonds	6.450	01/15/38	690	900,362
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250	12/01/20	6,000	6,577,500
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800	11/01/43	250	260,062
Duke Energy Carolinas LLC,
First Mortgage Bonds(d)	4.250	12/15/41	1,000	1,001,469
First Ref. Mortgage	4.000	09/30/42	1,025	989,384
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	846,814
Entergy Arkansas, Inc., First Mortgage	3.050	06/01/23	1,200	1,174,068
Entergy Corp., Sr. Unsec’d. Notes	4.700	01/15/17	2,475	2,652,509
Exelon Corp., Sr. Unsec’d. Notes	4.900	06/15/15	125	130,517
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes(d)	6.200	10/01/17	750	855,755
Sr. Unsec’d. Notes(d)	6.250	10/01/39	800	927,553
FirstEnergy Corp., Sr. Unsec’d. Notes(d)	7.375	11/15/31	2,310	2,681,607
Georgia Power Co., Sr. Unsec’d. Notes	4.750	09/01/40	1,050	1,106,783
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	16,830
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	578,110
NRG Energy, Inc., Gtd. Notes(d)	6.625	03/15/23	5,250	5,486,250
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800	09/01/18	545	644,823
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450	04/15/42	1,800	1,791,203
Progress Energy, Inc., Sr. Unsec’d. Notes(d)	3.150	04/01/22	4,000	3,978,384
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,809,407
Puget Sound Energy, Inc., Sr. Sec’d. Notes(d)	4.434	11/15/41	2,550	2,629,598
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	783,029
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650	05/15/18	725	825,553

				50,450,584

Energy - Integrated 1.0%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	3.561	11/01/21	1,615	1,670,126
Gtd. Notes	4.500	10/01/20	435	479,672

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	2,950	$3,754,969
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250	11/05/19	1,375	1,462,656
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A	5.375	01/26/19	4,140	4,253,850
Gtd. Notes, 144A(d)	7.250	12/12/21	3,500	3,823,750
Gtd. Notes, RegS	5.375	01/26/19	500	513,750
Reliance Holdings USA, Inc. (India),
Gtd. Notes, 144A	5.400	02/14/22	4,528	4,732,779
Gtd. Notes, RegS	5.400	02/14/22	1,500	1,567,838
Rosneft Finance SA (Russia), Gtd. Notes, 144A(d)	6.625	03/20/17	1,100	1,139,875
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22	5,900	5,796,750

				29,196,015

Energy - Other 1.7%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes, RegS	10.250	04/08/19	900	1,019,250
Sr. Sec’d. Notes, RegS	11.500	02/01/16	1,400	1,582,000
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	6.375	09/15/17	7,890	9,116,879
Sr. Unsec’d. Notes	6.450	09/15/36	1,275	1,575,405
Sr. Unsec’d. Notes	6.950	06/15/19	175	212,791
Sr. Unsec’d. Notes	7.936(g)	10/10/36	5,000	1,837,500
Sr. Unsec’d. Notes	7.950	06/15/39	1,600	2,315,349
Cameron International Corp., Sr. Unsec’d. Notes	5.950	06/01/41	2,775	3,136,485
Halliburton Co., Sr. Unsec’d. Notes	4.500	11/15/41	485	497,218
Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24	1,060	1,331,161
Nabors Industries, Inc.,
Gtd. Notes(d)	4.625	09/15/21	4,450	4,669,710
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/21	7,450	7,951,676
Sr. Unsec’d. Notes	5.250	11/15/43	360	391,394
Sr. Unsec’d. Notes	6.000	03/01/41	1,272	1,498,499
Phillips 66, Gtd. Notes	2.950	05/01/17	795	831,577
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	6.650	03/15/17	1,300	1,475,274
Sr. Unsec’d. Notes	6.875	05/01/18	700	826,060

See Notes to Financial Statements.

Prudential Total Return Bond Fund	33

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Sr. Unsec’d. Notes	7.500%	01/15/20	4,750	$5,818,945
Precision Drilling Corp. (Canada), Gtd. Notes	6.625	11/15/20	1,000	1,075,000
Transocean, Inc., Gtd. Notes	2.500	10/15/17	1,775	1,805,367
Weatherford International Ltd.,
Gtd. Notes	5.125	09/15/20	525	580,481
Gtd. Notes(d)	5.950	04/15/42	520	584,840

				50,132,861

Foods 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(e)	8.000	11/15/39	1,880	2,845,497
Gtd. Notes	8.200	01/15/39	450	691,123
ARAMARK Corp., Gtd. Notes	5.750	03/15/20	3,200	3,356,000
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A	3.950	05/22/23	925	848,688
Sr. Unsec’d. Notes, 144A	10.250	10/05/16	360	405,450
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750	10/01/18	1,275	1,340,484
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000	10/01/23	1,935	2,054,538
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250	01/29/18	410	438,700
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11 - 12/08/11)(b)(c)	7.250	06/01/21	2,580	2,783,175
Gtd. Notes, 144A (original cost $492,845; purchased 01/25/12)(b)(c)(d)	8.250	02/01/20	500	547,250
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes	6.125	08/23/18	495	579,144
Sr. Unsec’d. Notes	6.500	02/09/40	1,910	2,413,329
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250	02/10/22	2,270	2,576,450
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625	04/14/18	2,150	2,362,312
Stater Brothers Holdings, Inc., Gtd. Notes	7.750	04/15/15	3,220	3,234,490
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	5,005	5,505,765

				31,982,395

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 0.1%
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21	1,875	$2,063,062
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21	1,030	1,120,125

				3,183,187

Health Care & Pharmaceutical 1.6%
Actavis, Inc., Sr. Unsec’d. Notes	4.625	10/01/42	1,200	1,167,448
Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	3,005	3,172,351
Sr. Unsec’d. Notes(d)	5.375	05/15/43	2,985	3,254,701
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000	09/18/42	1,375	1,301,088
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19	1,627	1,779,531
Sr. Sec’d. Notes(d)	5.125	08/15/18	2,600	2,733,250
HCA, Inc., Gtd. Notes(d)	8.000	10/01/18	4,925	5,842,281
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750	08/23/22	325	325,497
Life Technologies Corp., Sr. Unsec’d. Notes	4.400	03/01/15	2,700	2,783,592
LifePoint Hospitals, Inc., Gtd. Notes	6.625	10/01/20	2,055	2,239,950
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150	05/18/43	5,525	5,423,594
Mylan, Inc.,
Gtd. Notes	2.600	06/24/18	2,800	2,832,850
Gtd. Notes, 144A	6.000	11/15/18	1,450	1,525,880
Pfizer, Inc., Sr. Unsec’d. Notes(e)	4.300	06/15/43	2,275	2,237,517
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	7.000	03/01/39	1,500	2,099,462
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650	11/10/21	3,110	3,180,295
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750	08/15/18	3,300	3,572,250
Zoetis, Inc., Sr. Unsec’d. Notes(d)	4.700	02/01/43	2,805	2,839,709

				48,311,246

Health Care Insurance 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.125	11/15/42	1,775	1,682,091
Sr. Unsec’d. Notes	4.500	05/15/42	1,150	1,157,113
Sr. Unsec’d. Notes	6.750	12/15/37	1,825	2,398,868

See Notes to Financial Statements.

Prudential Total Return Bond Fund	35

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Health Care Insurance (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes	5.375%	03/15/17	965	$1,072,956
Sr. Unsec’d. Notes(e)	5.375	02/15/42	2,225	2,479,876
Sr. Unsec’d. Notes	5.875	03/15/41	905	1,075,453
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	5.450	06/15/21	500	581,112
Sr. Unsec’d. Notes(d)	5.950	03/15/17	1,775	2,003,711
Sr. Unsec’d. Notes	6.125	01/15/15	2,100	2,179,687
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(d)	3.950	10/15/42	625	578,580
Sr. Unsec’d. Notes	4.375	03/15/42	3,380	3,344,551
Sr. Unsec’d. Notes(d)	4.625	11/15/41	1,725	1,766,497
Sr. Unsec’d. Notes	5.700	10/15/40	185	219,419
Sr. Unsec’d. Notes	5.800	03/15/36	130	153,943
Sr. Unsec’d. Notes	5.950	02/15/41	490	595,473
Sr. Unsec’d. Notes	6.625	11/15/37	475	623,001
WellPoint, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	660	656,327
Sr. Unsec’d. Notes	4.650	01/15/43	3,025	3,053,272

				25,621,930

Insurance 3.0%
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes	5.500	11/15/20	240	268,080
Gtd. Notes	7.500	08/01/16	890	1,008,626
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500	06/15/43	450	459,514
American International Group, Inc.,
Sr. Unsec’d. Notes	4.875	06/01/22	280	311,489
Sr. Unsec’d. Notes	5.050	10/01/15	200	212,064
Sr. Unsec’d. Notes(e)	6.400	12/15/20	9,785	11,811,474
Sr. Unsec’d. Notes(e)	8.250	08/15/18	850	1,061,942
Sr. Unsec’d. Notes, MTN	5.450	05/18/17	3,330	3,724,901
Sr. Unsec’d. Notes, MTN	5.850	01/16/18	4,560	5,205,163
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500	02/11/43	4,290	4,316,920
Chubb Corp. (The), Jr. Sub. Notes	6.375(a)	03/29/67	650	721,500
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000	07/15/34	525	623,795
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes	4.300	04/15/43	480	461,483

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Sr. Unsec’d. Notes	5.125%	04/15/22	1,200	$1,347,673
Sr. Unsec’d. Notes	5.950	10/15/36	755	889,574
Sr. Unsec’d. Notes	6.100	10/01/41	995	1,217,065
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.950	05/01/22	1,325	1,429,354
Gtd. Notes, 144A	5.000	06/01/21	350	383,831
Gtd. Notes, 144A	6.500	05/01/42	2,575	3,130,958
Sr. Unsec’d. Notes, 144A(d)	6.500	03/15/35	1,190	1,410,750
Lincoln National Corp.,
Jr. Sub. Notes	6.050(a)	04/20/67	940	944,700
Sr. Unsec’d. Notes	4.200	03/15/22	865	913,105
Sr. Unsec’d. Notes	6.300	10/09/37	600	737,334
Sr. Unsec’d. Notes	7.000	06/15/40	4,750	6,382,475
Sr. Unsec’d. Notes	8.750	07/01/19	800	1,039,475
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,750	2,978,814
Sr. Unsec’d. Notes(d)	5.000	03/30/43	300	305,969
Sr. Unsec’d. Notes	7.125	09/30/19	6,680	8,056,801
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A(d)	5.375	12/01/41	1,645	1,829,016
Sub. Notes, 144A	8.875	06/01/39	550	847,171
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875	12/15/37	759	922,185
MetLife, Inc.,
Sr. Unsec’d. Notes(d)	4.125	08/13/42	515	492,133
Sr. Unsec’d. Notes	4.875	11/13/43	2,015	2,137,524
Sr. Unsec’d. Notes	7.717	02/15/19	2,750	3,437,115
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.000(a)	10/18/42	1,525	1,608,875
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	190	231,791
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375	04/30/20	360	417,341
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43	3,100	2,980,957
Gtd. Notes	4.625	09/15/42	275	276,474
Progressive Corp. (The), Jr. Sub. Notes	6.700(a)	06/15/37	365	404,420
Swiss Re Treasury US Corp., Gtd. Notes, 144A(d)	4.250	12/06/42	5,235	4,984,495

See Notes to Financial Statements.

Prudential Total Return Bond Fund	37

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	830	$1,100,035
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	225	256,577
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	2,675	2,824,070
Sr. Unsec’d. Notes	5.375	09/15/20	2,235	2,461,233
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	630	661,441
XL Group PLC (Ireland),
Jr. Sub. Notes	6.500(a)	12/31/49	260	256,100
Sr. Unsec’d. Notes	5.250	09/15/14	25	25,427

				89,509,209

Lodging 0.9%
Carnival Corp., Gtd. Notes	1.200	02/05/16	3,025	3,042,908
Marriott International, Inc., Sr. Unsec’d. Notes	3.000	03/01/19	5,055	5,183,245
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150	12/01/19	4,840	5,759,348
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500	03/01/18	1,375	1,387,220
Sr. Unsec’d. Notes	2.950	03/01/17	5,370	5,561,500
Sr. Unsec’d. Notes	4.250	03/01/22	5,015	5,096,915
Sr. Unsec’d. Notes	5.625	03/01/21	980	1,074,342

				27,105,478

Media & Entertainment 1.7%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37	2,325	2,753,358
Gtd. Notes(d)	6.150	02/15/41	2,445	2,947,460
Gtd. Notes	6.900	08/15/39	160	204,134
Gtd. Notes	7.625	11/30/28	550	704,903
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	5,716	6,573,400
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100	02/15/18	90	102,898
CBS Corp.,
Gtd. Notes (original cost $1,927,731; purchased 06/11/12)(b)(c)	1.950	07/01/17	1,950	1,982,766
Gtd. Notes (original cost $893,684; purchased 02/24/14)(b)(c)	4.850	07/01/42	950	938,340

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Gtd. Notes (original cost $883,590; purchased 02/10/12)(b)(c)(d)	5.900%	10/15/40	765	$867,730
Gtd. Notes (original cost $2,855,819; purchased 08/29/12)(b)(c)	8.875	05/15/19	2,128	2,744,139
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	803	855,195
Gtd. Notes(d)	6.500	11/15/22	2,172	2,324,040
Historic TW, Inc., Gtd. Notes(d)	6.625	05/15/29	1,198	1,480,151
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	5,000	5,475,000
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A	6.000	07/18/20	2,025	2,212,312
Gtd. Notes, 144A	6.375	07/28/17	3,200	3,540,000
Gtd. Notes, RegS	6.375	07/28/17	2,000	2,212,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600	08/15/16	1,800	2,061,000
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125	06/01/18	3,600	3,816,000
Time Warner, Inc., Gtd. Notes	6.200	03/15/40	2,600	3,092,058
Viacom, Inc.,
Sr. Unsec’d. Notes (original cost $1,833,064; purchased 12/13/12)(b)(c)	4.500	02/27/42	1,851	1,741,589
Sr. Unsec’d. Notes (original cost $358,712; purchased 02/11/14)(b)(c)	4.875	06/15/43	380	374,417
Sr. Unsec’d. Notes (original cost $799,792; purchased 08/12/13)(b)(c)	5.850	09/01/43	805	904,727

				49,908,117

Metals 1.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(d)	4.250	08/05/15	3,100	3,185,250
Sr. Unsec’d. Notes(d)	6.125	06/01/18	3,300	3,617,625
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500	07/08/15	3,760	3,901,000
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875	01/21/18	1,615	1,752,275

See Notes to Financial Statements.

Prudential Total Return Bond Fund	39

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%	04/01/17	2,500	$2,631,250
Newmont Mining Corp., Gtd. Notes	6.250	10/01/39	85	85,744
Peabody Energy Corp., Gtd. Notes(d)	6.000	11/15/18	3,625	3,851,562
Raspadskaya OJSC via Raspadskaya Securities Ltd. (Russia), Sr. Unsec’d. Notes, 144A	7.750	04/27/17	580	522,000
Southern Copper Corp.,
Sr. Unsec’d. Notes	6.750	04/16/40	1,400	1,489,121
Sr. Unsec’d. Notes	7.500	07/27/35	2,055	2,335,801
Teck Resources Ltd. (Canada), Gtd. Notes	6.250	07/15/41	615	649,027
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000	01/31/19	1,870	1,862,988
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A	2.050	10/23/15	3,975	4,023,944
Gtd. Notes, 144A	2.700	10/25/17	4,200	4,262,278
Gtd. Notes, 144A	2.850	11/10/14	1,375	1,386,347

				35,556,212

Non-Captive Finance 1.6%
CIT Group, Inc.,
Sr. Unsec’d. Notes(d)	5.000	05/15/17	2,500	2,671,875
Sr. Unsec’d. Notes	5.000	08/15/22	3,650	3,732,125
Sr. Unsec’d. Notes, 144A	5.500	02/15/19	11,000	11,852,500
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN(e)	5.875	01/14/38	3,164	3,788,127
Sr. Unsec’d. Notes, MTN(e)	6.875	01/10/39	6,120	8,204,594
Sub. Notes	5.300	02/11/21	545	616,670
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911(a)	11/30/35	900	933,750
HSBC Finance Corp., Sub. Notes	6.676	01/15/21	145	171,525
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	6.500	09/01/14	1,275	1,300,500
Sr. Unsec’d. Notes	5.750	05/15/16	575	618,844
Sr. Unsec’d. Notes	6.250	05/15/19	700	772,625
Nelnet, Inc., Jr. Sub. Notes	3.609(a)	09/29/36	1,750	1,321,250
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	0.955(a)	07/03/33	255	221,511
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	5.875	09/25/22	2,740	2,575,193

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
SLM Corp.,
Sr. Unsec’d. Notes, MTN	3.875%	09/10/15		1,750	$1,802,500
Sr. Unsec’d. Notes, MTN	5.000	04/15/15		1,800	1,858,500
Sr. Unsec’d. Notes, MTN	5.050	11/14/14		1,450	1,475,375
Sr. Unsec’d. Notes, MTN	6.000	01/25/17		650	707,688
Sr. Unsec’d. Notes, MTN(d)	6.250	01/25/16		630	679,613
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(d)	5.250	12/15/24		2,830	2,861,837

					48,166,602

Packaging 0.1%
Ball Corp., Gtd. Notes	6.750	09/15/20		1,200	1,287,000
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN, 144A	7.375	07/15/21	EUR	730	1,196,276
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		1,225	1,396,500

					3,879,776

Paper 0.7%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(b)(c)	7.375	12/01/25		3,697	4,717,816
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	2,683,992
Sr. Unsec’d. Notes	7.300	11/15/39		1,075	1,442,566
Sr. Unsec’d. Notes	7.950	06/15/18		4,230	5,193,873
Sr. Unsec’d. Notes	9.375	05/15/19		2,225	2,932,288
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375	09/01/19		1,650	1,986,288
Rock-Tenn Co.,
Gtd. Notes(d)	4.450	03/01/19		1,140	1,226,357
Gtd. Notes	4.900	03/01/22		1,700	1,836,451

					22,019,631

Pipelines & Other 1.3%
AGL Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,703,993
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(d)	7.000	05/20/22		2,480	2,728,000
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,365,432

See Notes to Financial Statements.

Prudential Total Return Bond Fund	41

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	2,009	$2,336,029
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650	06/01/21	510	543,892
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes	5.000	08/15/42	5,000	4,866,280
Sr. Unsec’d. Notes	5.500	03/01/44	2,150	2,246,071
Sr. Unsec’d. Notes	7.300	08/15/33	1,170	1,451,831
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,474,715
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,934,654
NiSource Finance Corp.,
Gtd. Notes	4.800	02/15/44	1,725	1,695,166
Gtd. Notes	5.450	09/15/20	355	402,142
ONEOK Partners LP, Gtd. Notes	2.000	10/01/17	1,250	1,260,548
Sempra Energy,
Sr. Unsec’d. Notes	2.300	04/01/17	2,060	2,114,761
Sr. Unsec’d. Notes	6.500	06/01/16	750	831,626
Sunoco Logistics Partners Operations LP, Gtd. Notes(d)	4.950	01/15/43	1,380	1,350,776
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.450	08/01/42	1,500	1,464,376
Western Gas Partners LP,
Sr. Unsec’d. Notes	4.000	07/01/22	700	710,368
Sr. Unsec’d. Notes	5.450	04/01/44	875	927,961
Williams Partners LP, Sr. Unsec’d. Notes	4.000	11/15/21	1,475	1,517,738

				37,926,359

Railroads 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375	09/01/42	3,425	3,324,244
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	892	834,961
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	3,700	5,020,415
Union Pacific Corp., Sr. Unsec’d. Notes	6.250	05/01/34	1,800	2,185,326

				11,364,946

Real Estate Investment Trusts 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes(d)	7.750	02/15/19	4,000	4,290,000

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Digital Realty Trust LP, Gtd. Notes(d)	4.500%	07/15/15		4,700	$4,857,943
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17		1,225	1,238,925
Realty Income Corp., Sr. Unsec’d. Notes	5.500	11/15/15		1,830	1,953,724
Simon Property Group LP,
Sr. Unsec’d. Notes	2.800	01/30/17		245	256,027
Sr. Unsec’d. Notes	3.375	03/15/22		350	356,535
Sr. Unsec’d. Notes	4.200	02/01/15		260	264,766
Sr. Unsec’d. Notes	10.350	04/01/19		600	813,985
Sr. Unsec’d. Notes, 144A	1.500	02/01/18		6,250	6,175,594
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia), Gtd. Notes, 144A	5.750	09/02/15		1,450	1,543,032

					21,750,531

Retailers 0.7%
CVS Caremark Corp.,
Sr. Unsec’d. Notes	5.300	12/05/43		800	896,105
Sr. Unsec’d. Notes	6.250	06/01/27		1,572	1,933,320
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20		2,150	2,223,487
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43		2,525	2,462,665
L Brands, Inc., Gtd. Notes	5.625	02/15/22		6,325	6,649,156
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(d)	4.650	04/15/42		1,250	1,291,239
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22		475	493,285
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.597(a)	08/01/19	EUR	3,275	4,622,984
Target Corp., Sr. Unsec’d. Notes	7.000	01/15/38		536	722,242
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625	04/15/41		525	626,778

					21,921,261

Technology 1.1%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	11/15/14		950	970,904
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375	11/01/15		275	284,511
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500	03/01/21		3,050	2,775,500
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535	10/12/17		782	817,190
CommScope, Inc., Gtd. Notes, 144A(d)	8.250	01/15/19		2,704	2,927,080
Fidelity National Information Services, Inc., Gtd. Notes	7.875	07/15/20		3,300	3,532,855
Fiserv, Inc., Gtd. Notes	3.125	10/01/15		150	154,739
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.300	12/09/16		1,930	2,032,288

See Notes to Financial Statements.

Prudential Total Return Bond Fund	43

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Interactive Data Corp., Gtd. Notes	10.250%	08/01/18		1,800	$1,938,375
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes(d)	4.700	09/15/22		2,900	2,878,250
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,970,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(d)	3.750	06/01/18		2,775	2,771,531
Seagate Technology HDD Holdings, Gtd. Notes	6.800	10/01/16		330	371,250
SunGard Data Systems, Inc., Gtd. Notes(d)	7.625	11/15/20		1,150	1,256,375
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18		2,500	2,673,250
Xerox Corp.,
Sr. Unsec’d. Notes	2.950	03/15/17		1,100	1,147,848
Sr. Unsec’d. Notes	4.250	02/15/15		1,050	1,080,535
Sr. Unsec’d. Notes	8.250	05/15/14		540	541,171

					33,123,902

Telecommunications 2.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	12/15/42		910	821,159
Sr. Unsec’d. Notes(e)	5.350	09/01/40		3,700	3,860,003
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A(d)	5.125	03/11/23		3,025	2,958,450
CenturyLink, Inc., Sr. Unsec’d. Notes(d)	7.600	09/15/39		1,710	1,676,869
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/20		2,450	2,609,250
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A	11.625	01/31/20		1,400	1,673,000
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	2,150	3,594,270
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(b)(c)	7.082	06/01/16		2,890	3,218,003
Sr. Unsec’d. Notes (original cost $2,040,482; purchased 08/17/12)(b)(c)	7.995	06/01/36		1,890	2,019,673
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375	07/29/20		3,500	3,780,000
Qwest Corp., Sr. Unsec’d. Notes	7.500	10/01/14		1,610	1,651,425
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500	04/15/20		2,500	2,506,250

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Capital Corp., Gtd. Notes(d)	6.900%	05/01/19	5,000	$5,487,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	7.000	08/15/20	3,450	3,751,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.750	11/01/41	635	626,295
Sr. Unsec’d. Notes	6.000	04/01/41	930	1,072,661
Sr. Unsec’d. Notes	6.400	09/15/33	5,825	7,023,733
Sr. Unsec’d. Notes	6.400	02/15/38	600	717,844
Sr. Unsec’d. Notes	6.550	09/15/43	15,100	18,625,759
Sr. Unsec’d. Notes	7.350	04/01/39	1,730	2,272,208
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A(d)	7.748	02/02/21	1,250	1,253,125
Sr. Unsec’d. Notes, 144A	9.125	04/30/18	200	214,250

				71,413,602

Tobacco 0.7%
Altria Group, Inc.,
Gtd. Notes	4.000	01/31/24	6,925	7,054,158
Gtd. Notes	9.950	11/10/38	1,086	1,772,197
Gtd. Notes	10.200	02/06/39	303	506,298
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	5,625	5,610,994
Lorillard Tobacco Co.,
Gtd. Notes(d)	2.300	08/21/17	2,075	2,117,815
Gtd. Notes(d)	3.500	08/04/16	340	358,462
Gtd. Notes(d)	3.750	05/20/23	1,525	1,466,263
Gtd. Notes(d)	8.125	06/23/19	305	379,156
Reynolds American, Inc., Gtd. Notes	6.750	06/15/17	2,375	2,738,178

				22,003,521

TOTAL CORPORATE BONDS (cost $1,252,047,458)				1,294,197,812

FOREIGN AGENCIES 2.8%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(d)	3.000	05/09/23	3,642	3,340,694
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	2,450	2,514,312
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850	07/02/37	2,000	2,175,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	45

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		2,050	$2,152,500
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		4,227	4,184,730
Sr. Unsec’d. Notes, 144A	8.625	04/28/34		1,800	1,971,000
Sr. Unsec’d. Notes, MTN, 144A	9.250	04/23/19		2,000	2,295,000
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A	5.750	04/30/43		2,725	2,466,316
Sr. Unsec’d. Notes, MTN, 144A	9.125	07/02/18		3,565	4,260,175
Sr. Unsec’d. Notes, MTN, 144A	11.750	01/23/15		2,650	2,834,864
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500	08/22/17		2,000	2,103,192
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625	11/16/21		1,550	1,689,421
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A	3.000	09/19/22		1,620	1,564,163
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,318,152
Sr. Unsec’d. Notes, RegS	4.750	07/13/21		1,000	1,090,895
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.250	06/28/17		4,945	5,581,669
Gtd. Notes, RegS	7.750	10/17/16		5,945	6,688,125
Gtd. Notes, RegS	7.750	01/20/20		1,500	1,721,250
Petrobras International Finance Co. (Brazil), Gtd. Notes(d)	5.375	01/27/21		2,675	2,739,518
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.500	01/30/23		2,675	2,534,562
Gtd. Notes	4.875	01/24/22		1,925	2,020,769
Gtd. Notes	5.500	01/21/21		4,300	4,708,500
Gtd. Notes	5.500	06/27/44		6,545	6,414,100
Gtd. Notes	8.000	05/03/19		2,055	2,509,669
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390	12/02/24		3,100	3,925,375
State Bank of India/London (India), Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	3,816	5,494,606
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875	05/29/18		2,075	2,075,000

TOTAL FOREIGN AGENCIES (cost $85,069,350)					83,373,557

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS 2.4%

California 0.5%
Bay Area Toll Authority,
BABs, Revenue Bonds	6.263%	04/01/49	3,755	$4,934,220
BABs, Revenue Bonds	6.907	10/01/50	525	721,649
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	1,130	1,062,599
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39	2,280	2,732,831
State of California,
GO, BABs	7.550	04/01/39	1,600	2,277,344
GO, BABs	7.600	11/01/40	920	1,320,126
GO, BABs	7.625	03/01/40	275	388,779
GO Unlimited, BABs	7.300	10/01/39	835	1,139,608
University of California, BABs, Revenue Bonds	5.770	05/15/43	500	598,670

				15,175,826

Colorado 0.2%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	3,815	4,794,883

Illinois 0.2%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	3,170	3,857,763
State of Illinois, GO	4.421	01/01/15	1,910	1,958,285

				5,816,048

New Jersey 0.2%
New Jersey State Turnpike Authority,
BABs, Revenue Bonds, Series A	7.102	01/01/41	725	997,818
BABs, Revenue Bonds, Series F	7.414	01/01/40	2,250	3,198,982
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,610,631

				5,807,431

New York 0.7%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	675	611,872
New York City Water & Sewer System,
BABs, Revenue Bonds, Series EE	5.000	06/15/47	9,250	9,914,427
BABs, Taxable, Revenue Bonds	5.882	06/15/44	3,300	4,111,734
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	1,600	1,548,464

See Notes to Financial Statements.

Prudential Total Return Bond Fund	47

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New York (cont’d.)
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000%	12/15/41	3,400	$3,766,656

				19,953,153

Ohio 0.3%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000	02/15/48	3,900	4,134,429
Ohio State University,
BABs, Revenue Bonds	4.910	06/01/40	295	323,715
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	2,810	2,792,606
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879	12/01/34	375	408,758

				7,659,508

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834	11/15/34	235	289,713

Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds	6.105	12/01/39	400	494,136
BABs, Revenue Bonds, Series B	5.511	12/01/45	1,155	1,314,552
Revenue Bonds, Series C	5.000	12/01/43	2,500	2,660,475

				4,469,163

Puerto Rico 0.2%
Commonwealth of Puerto Rico, GO, Series A	8.000	07/01/35	2,450	2,266,299
Government Development Bank for Puerto Rico, Taxable, Revenue Bonds, Series A	3.448	02/01/15	3,300	3,217,500

				5,483,799

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Revenue Bonds	6.731	07/01/43	550	676,340

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	980	1,007,107

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	5.028%	04/01/26		200	$226,854

					1,233,961

TOTAL MUNICIPAL BONDS (cost $69,419,674)					71,359,825

SOVEREIGN BONDS 6.9%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	4,600	8,161,043
Hellenic Republic Government Bond (Greece),
Bonds, Series PSI, RegS	2.000	02/24/23	EUR	5,720	6,370,309
Sr. Unsec’d. Notes, Series 9BR	5.800	07/14/15	JPY	350,000	3,389,250
Sr. Unsec’d. Notes, Series 9RG	5.800	07/14/15	JPY	128,900	1,248,212
Unsec’d Notes, 144A	4.750	04/17/19	EUR	2,800	3,857,668
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	4.000	03/25/19		1,834	1,852,340
Sr. Unsec’d. Notes	4.125	02/19/18		5,102	5,255,060
Sr. Unsec’d. Notes(d)	6.375	03/29/21		1,740	1,935,750
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	1,795	2,809,793
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625	03/04/19		2,000	2,695,000
Ireland Government Bond (Ireland), Bonds	4.400	06/18/19	EUR	12,600	20,107,908
Italy Buoni Poliennali del Tesoro (Italy), Bonds	6.500	11/01/27	EUR	7,610	13,932,381
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN, RegS	2.500	03/02/15	CHF	1,500	1,725,656
Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	1,280	1,953,328
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	285,000	2,915,960
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	335,000	3,400,993
Kingdom of Belgium (Belgium), Notes, 144A	8.875	12/01/24		1,000	1,365,127
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	9,700	13,524,556
Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	7,200	10,968,812
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		3,040	2,933,600
Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	750,000	687,845
Series G, Sr. Unsec’d. Notes, MTN	6.750	02/06/24	GBP	500	1,026,542
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(d)	5.200	01/30/20		2,475	2,744,156

See Notes to Financial Statements.

Prudential Total Return Bond Fund	49

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates, 144A	4.841%(g)	05/31/18		237	$221,747
Pass-Through Certificates, RegS	1.643(g)	05/31/18		2,179	2,036,394
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000	11/21/18		3,000	3,075,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250	03/15/16	EUR	3,426	5,163,716
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS, MTN	3.500	03/25/15		6,100	6,214,375
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS	4.450	06/15/18	EUR	3,000	4,523,557
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	11,445	17,532,683
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750	01/20/42		2,400	2,646,000
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes	7.125	01/20/37		2,200	2,695,000
Sr. Unsec’d. Notes	8.250	01/20/34		1,280	1,728,000
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		2,245	2,935,337
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875	05/05/21		4,000	4,125,000
Republic of Peru (Peru), Sr. Unsec’d. Notes	7.125	03/30/19		325	395,688
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875	01/22/24		3,134	3,290,700
Slovenia Government International Bond (Slovenia),
Bonds, 144A(d)	4.125	02/18/19		600	618,000
Sr. Unsec’d Notes, RegS	4.750	05/10/18		2,700	2,858,625
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	4.500	04/05/16	EUR	2,900	4,259,677
Spain Government Bond (Spain), Bonds	4.250	10/31/16	EUR	8,780	13,178,648
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		4,000	4,273,120
Sr. Unsec’d. Notes, MTN, RegS	4.000	03/06/18		4,500	4,807,260
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	2,200	3,433,685
Sr. Unsec’d. Notes	7.000	06/05/20		2,510	2,889,638
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	6.875	01/19/16	EUR	490	738,943

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	500	$844,548

TOTAL SOVEREIGN BONDS (cost $190,338,971)					209,346,630

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.1%
Federal Home Loan Mortgage Corp.	2.533(a)	07/01/30		3	2,790
Federal Home Loan Mortgage Corp.	4.000	TBA		4,000	4,185,156
Federal Home Loan Mortgage Corp.	4.500	09/01/39 - 10/01/39		3,525	3,788,240
Federal Home Loan Mortgage Corp.	5.000	01/01/39 - 07/01/40		782	856,720
Federal Home Loan Mortgage Corp.	5.500	10/01/33 - 07/01/34		854	960,967
Federal Home Loan Mortgage Corp.	6.000	10/01/32 - 12/01/36		560	630,963
Federal Home Loan Mortgage Corp.	6.500	07/01/32 - 11/01/33		209	235,763
Federal Home Loan Mortgage Corp.	7.000	09/01/32		56	63,406
Federal Home Loan Mortgage Corp.	8.500	08/01/24 - 11/01/24		11	13,029
Federal National Mortgage Assoc.	1.526(a)	09/01/40		33	34,027
Federal National Mortgage Assoc.	2.340(a)	09/01/31		11	11,699
Federal National Mortgage Assoc.	3.000	TBA		1,500	1,547,930
Federal National Mortgage Assoc.	3.005(a)	05/01/36		28	29,396
Federal National Mortgage Assoc.	4.500	TBA		13,000	13,956,719
Federal National Mortgage Assoc.	4.500	08/01/33		15	15,730
Federal National Mortgage Assoc.	4.505(a)	01/01/28		12	13,049
Federal National Mortgage Assoc.	5.000	10/01/17 - 12/01/19		438	464,821
Federal National Mortgage Assoc.(h)	5.000	03/01/34		2,367	2,609,731
Federal National Mortgage Assoc.	5.500	03/01/16		15	16,006
Federal National Mortgage Assoc.	5.500	04/01/16 - 05/01/34		915	1,016,359
Federal National Mortgage Assoc.(h)	5.500	03/01/35		4,432	4,934,180
Federal National Mortgage Assoc.	6.000	12/01/16 - 06/01/37		1,794	2,009,294
Federal National Mortgage Assoc.	6.500	12/01/17 - 11/01/33		846	945,317
Federal National Mortgage Assoc.	7.000	03/01/32 - 06/01/32		72	80,810
Government National Mortgage Assoc.	1.625(a)	11/20/29 - 05/20/30		53	55,276
Government National Mortgage Assoc.	4.000	TBA		5,000	5,290,624
Government National Mortgage Assoc.	4.500	TBA		5,500	5,961,484
Government National Mortgage Assoc.	4.500	02/20/41		9,066	9,852,078
Government National Mortgage Assoc.	5.000	08/20/39		3,123	3,454,423
Government National Mortgage Assoc.	5.500	08/15/33		21	23,307
Government National Mortgage Assoc.	6.000	01/15/33 - 12/15/33		147	166,870
Government National Mortgage Assoc.	6.500	09/15/32 - 07/15/38		651	735,665
Government National Mortgage Assoc.	8.000	08/20/31		1	1,017
Government National Mortgage Assoc.	8.500	06/15/30		1	842

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $62,754,367)					63,963,688

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Bonds	3.750	11/15/43		21,485	22,670,027

See Notes to Financial Statements.

Prudential Total Return Bond Fund	51

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.000%	09/30/19	55,555	$53,172,190
U.S. Treasury Notes(d)	1.500	12/31/18	4,245	4,227,421
U.S. Treasury Notes	1.625	04/30/19	21,820	21,762,046
U.S. Treasury Notes(h)	2.000	02/28/21	19,085	18,833,021
U.S. Treasury Notes	2.125	01/31/21	31,005	30,879,058
U.S. Treasury Notes	2.250	03/31/21 - 04/30/21	53,580	53,642,064
U.S. Treasury Notes(e)	2.375	02/28/15	7,050	7,183,287
U.S. Treasury Notes	2.750	02/15/24	23,625	23,831,719
U.S. Treasury Strip Coupon(e)	2.749(g)	02/15/25	3,700	2,695,058
U.S. Treasury Strip Coupon(d)(e)	3.043(g)	11/15/27	15,710	10,186,113
U.S. Treasury Strip Coupon(e)	3.126(g)	02/15/27	1,730	1,157,804

TOTAL U.S. TREASURY OBLIGATIONS (cost $250,477,018)				250,239,808

			Shares
COMMON STOCK

Diversified Financial Services
Rescap Liquidating Trust (cost $0)			30	456

PREFERRED STOCK

Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875% (cost $550,000)			22,000	599,720

TOTAL LONG-TERM INVESTMENTS (cost $2,897,572,347)				2,970,345,004

SHORT-TERM INVESTMENTS 9.4%

AFFILIATED MUTUAL FUNDS 9.2%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,915,103) (Note 3)(i)			2,922,107	27,321,696
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $251,438,222; includes $180,222,668 of cash collateral for securities on loan) (Note 3)(i)(j)			251,438,222	251,438,222

TOTAL AFFILIATED MUTUAL FUNDS (cost $280,353,325)				278,759,918

See Notes to Financial Statements.

52

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* 0.2%

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	22,900	$742,480
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	38,170	1,237,574
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	38,170	1,230,310

TOTAL OPTIONS PURCHASED (cost $2,769,180)			3,210,364

TOTAL SHORT-TERM INVESTMENTS (cost $283,122,505)			281,970,282

TOTAL INVESTMENTS 107.8% (cost $3,180,694,852; Note 5)			3,252,315,286
Liabilities in excess of other assets(k) (7.8)%			(235,066,609)

NET ASSETS 100.0%			$3,017,248,677

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

Bobl—Bundesobligationen

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLICP—Chilean Indice Camara Promedio

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

Prudential Total Return Bond Fund	53

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

CMBS—Collateralized Mortgage-Backed Security

COLIBOR—Colombia Interbank Offered Rate

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

IO—Interest Only

iTRAXX—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MOSPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

OIS—Overnight Index Swap

REMICS—Real Estate Mortgage Investment Conduit

TBA—To Be Announced

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

See Notes to Financial Statements.

54

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $45,230,264. The aggregate value, $46,109,218, is approximately 1.5% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,258,960; cash collateral of $180,222,668 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3,315	5 Year U.S. Treasury Notes	Jun. 2014	$394,275,744	$395,987,109	$1,711,365
1,576	10 Year U.S. Treasury Notes	Jun. 2014	195,287,072	196,088,875	801,803
5	U.S. Long Bond	Jun. 2014	674,694	674,688	(6)

					2,513,162

	Short Positions:
698	2 Year U.S. Treasury Notes	Jun. 2014	153,183,332	153,472,750	(289,418)
320	2 Year U.S. Treasury Notes	Sep. 2014	70,139,297	70,165,000	(25,703)
177	Euro-Bobl	Jun. 2014	30,691,837	30,884,143	(192,306)
143	Euro-Bond	Jun. 2014	28,344,557	28,675,388	(330,831)
136	U.S. Ultra Bond	Jun. 2014	19,943,952	20,030,250	(86,298)

					(924,556)

					$1,588,606

(1)	U.S. Treasury and U.S. Government Agency Securities with a combined value of $8,779,974 have been segregated with JPMorgan Chase to cover requirements for open contracts at April 30, 2014.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	55

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	12,757	$11,919,369	$11,787,195	$(132,174)
Expiring 07/15/14	Citigroup Global Markets	AUD	4,782	4,443,655	4,418,678	(24,977)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	4,789	4,459,500	4,424,625	(34,875)
Brazilian Real,
Expiring 05/09/14	Goldman Sachs & Co.	BRL	8,407	3,714,560	3,759,308	44,748
Expiring 07/01/14	Citigroup Global Markets	BRL	6,779	2,988,800	2,983,595	(5,205)
British Pound,
Expiring 07/28/14	BNP Paribas	GBP	844	1,416,933	1,424,409	7,476
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	8,576	14,413,137	14,469,938	56,801
Canadian Dollar,
Expiring 07/15/14	JPMorgan Chase	CAD	6,601	5,974,100	6,011,475	37,375
Expiring 07/15/14	Toronto Dominion	CAD	12,805	11,566,739	11,661,003	94,264
Chilean Peso,
Expiring 05/30/14	Citigroup Global Markets	CLP	3,240,545	5,891,900	5,722,362	(169,538)
Chinese Renminbi,
Expiring 07/14/14	Barclays Capital Group	CNH	26,819	4,308,964	4,270,065	(38,899)
Expiring 07/14/14	Citigroup Global Markets	CNH	56,074	9,009,697	8,928,075	(81,622)
Expiring 07/14/14	Deutsche Bank AG	CNH	47,744	7,671,321	7,601,824	(69,497)
Expiring 07/14/14	Hong Kong & Shanghai Bank	CNH	50,361	8,092,667	8,018,451	(74,216)
Expiring 07/14/14	JPMorgan Chase	CNH	53,273	8,559,585	8,482,177	(77,408)
Expiring 07/14/14	UBS AG	CNH	60,527	9,725,137	9,637,189	(87,948)
Colombian Peso,
Expiring 07/08/14	Citigroup Global Markets	COP	11,500,752	5,852,800	5,898,207	45,407
Euro,
Expiring 07/28/14	Barclays Capital Group	EUR	1,947	2,698,500	2,700,939	2,439
Expiring 07/28/14	Citigroup Global Markets	EUR	812	1,122,469	1,126,581	4,112
Expiring 07/28/14	Citigroup Global Markets	EUR	1,528	2,116,156	2,119,756	3,600
Expiring 07/28/14	Citigroup Global Markets	EUR	2,071	2,863,526	2,872,681	9,155
Expiring 07/28/14	Goldman Sachs & Co.	EUR	12,538	17,390,300	17,391,911	1,611
Expiring 07/28/14	Goldman Sachs & Co.	EUR	16,783	23,189,500	23,279,262	89,762
Expiring 07/28/14	UBS AG	EUR	2,068	2,860,696	2,868,033	7,337
Hungarian Forint,
Expiring 07/24/14	JPMorgan Chase	HUF	5,101,134	22,836,128	22,966,954	130,826
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	281,111	4,498,500	4,480,296	(18,204)

See Notes to Financial Statements.

56

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/28/14	Credit Suisse First Boston Corp.	JPY	2,825,414	$27,626,464	$27,651,578	$25,114
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	19,090	5,891,900	5,814,684	(77,216)
Expiring 07/10/14	UBS AG	MYR	19,139	5,852,800	5,829,579	(23,221)
Mexican Peso,
Expiring 07/22/14	JPMorgan Chase	MXN	346,421	26,248,961	26,297,540	48,579
New Zealand Dollar,
Expiring 07/15/14	Credit Suisse First Boston Corp.	NZD	7,010	5,996,600	6,004,736	8,136
Expiring 07/15/14	JPMorgan Chase	NZD	9,444	8,131,202	8,088,844	(42,358)
Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,467	6,825,600	7,184,348	358,748
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	121,395	20,223,020	20,350,340	127,320
Peruvian Nuevo Sol,
Expiring 07/11/14	JPMorgan Chase	PEN	24,719	8,797,660	8,719,943	(77,717)
Philippine Peso,
Expiring 06/09/14	UBS AG	PHP	263,591	5,939,400	5,908,624	(30,776)
Expiring 09/17/14	UBS AG	PHP	190,299	4,244,900	4,254,185	9,285
Expiring 09/17/14	UBS AG	PHP	190,315	4,234,400	4,254,548	20,148
Polish Zloty,
Expiring 07/24/14	Credit Suisse First Boston Corp.	PLN	34,219	11,217,788	11,239,693	21,905
Romanian Leu,
Expiring 07/24/14	Deutsche Bank AG	RON	32,582	10,019,737	10,135,014	115,277
Russian Ruble,
Expiring 07/17/14	Goldman Sachs & Co.	RUB	23,389	640,442	642,737	2,295
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank AG	SGD	25,048	19,990,778	19,979,871	(10,907)
South African Rand,
Expiring 07/25/14	Toronto Dominion	ZAR	112,455	10,446,177	10,537,693	91,516
South Korean Won,
Expiring 07/10/14	Citigroup Global Markets	KRW	6,260,541	5,893,827	6,035,794	141,967
Expiring 07/10/14	UBS AG	KRW	3,094,968	2,999,000	2,983,862	(15,138)
Swedish Krona,
Expiring 07/24/14	Citigroup Global Markets	SEK	39,162	5,946,000	6,014,325	68,325
Expiring 07/24/14	Deutsche Bank AG	SEK	105,846	16,054,300	16,255,504	201,204
Expiring 07/24/14	Goldman Sachs & Co.	SEK	39,326	5,974,100	6,039,555	65,455
Expiring 07/24/14	UBS AG	SEK	39,213	5,996,600	6,022,213	25,613

See Notes to Financial Statements.

Prudential Total Return Bond Fund	57

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	7,891	$8,966,400	$8,971,640	$5,240
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	12,991	14,698,265	14,770,410	72,145
Expiring 07/24/14	Goldman Sachs & Co.	CHF	5,266	5,974,100	5,987,311	13,211
Taiwan Dollar,
Expiring 05/27/14	UBS AG	TWD	90,315	2,999,000	2,992,853	(6,147)
Expiring 05/27/14	UBS AG	TWD	349,712	11,589,448	11,588,738	(710)
Expiring 05/27/14	UBS AG	TWD	440,679	14,589,600	14,603,211	13,611
Thai Baht,
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	167,325	5,103,400	5,126,495	23,095
Turkish Lira,
Expiring 07/25/14	Deutsche Bank AG	TRY	13,058	5,974,100	6,044,774	70,674
Expiring 07/25/14	Goldman Sachs & Co.	TRY	6,521	2,988,800	3,018,653	29,853

				$497,659,408	$498,654,284	$994,876

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	AUD	22,211	$20,513,800	$20,522,177	$(8,377)
Expiring 07/15/14	JPMorgan Chase	AUD	6,496	5,996,600	6,001,791	(5,191)
Expiring 07/15/14	JPMorgan Chase	AUD	6,485	5,974,100	5,991,674	(17,574)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	6,042	10,141,215	10,193,621	(52,406)
Expiring 07/28/14	Citigroup Global Markets	GBP	5,023	8,418,302	8,474,669	(56,367)
Canadian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	CAD	7,889	7,135,200	7,184,252	(49,052)
Expiring 07/15/14	JPMorgan Chase	CAD	4,928	4,459,500	4,488,115	(28,615)
Chinese Renminbi,
Expiring 06/26/14	JPMorgan Chase	CNH	36,226	5,820,000	5,772,127	47,873
Expiring 07/14/14	Barclays Capital Group	CNH	37,396	5,962,383	5,954,221	8,162
Expiring 07/14/14	Citigroup Global Markets	CNH	112,583	17,932,800	17,925,525	7,275
Expiring 07/14/14	Deutsche Bank AG	CNH	18,817	2,999,000	2,996,091	2,909

See Notes to Financial Statements.

58

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Czech Koruna,
Expiring 07/24/14	Barclays Capital Group	CZK	116,612	$5,866,983	$5,895,555	$(28,572)
Danish Krone,
Expiring 07/24/14	Hong Kong & Shanghai Bank	DKK	21,949	4,072,914	4,081,250	(8,336)
Euro,
Expiring 07/28/14	Barclays Capital Group	EUR	2,184	3,017,440	3,029,284	(11,844)
Expiring 07/28/14	Citigroup Global Markets	EUR	23,167	32,018,987	32,134,299	(115,312)
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	670,638	2,987,100	3,019,430	(32,330)
Expiring 07/24/14	Deutsche Bank AG	HUF	2,355,970	10,460,800	10,607,337	(146,537)
Japanese Yen,
Expiring 07/28/14	Hong Kong & Shanghai Bank	JPY	8,517,345	83,136,599	83,357,003	(220,404)
Mexican Peso,
Expiring 07/25/14	Deutsche Bank AG	MXN	39,512	2,988,800	2,998,762	(9,962)
New Zealand Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	NZD	17,433	14,865,100	14,932,298	(67,198)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	7,069	5,996,600	6,054,881	(58,281)
Norwegian Krone,
Expiring 07/24/14	JPMorgan Chase	NOK	53,406	8,880,990	8,952,843	(71,853)
Philippine Peso,
Expiring 06/09/14	UBS AG	PHP	195,764	4,342,600	4,388,238	(45,638)
Expiring 06/09/14	UBS AG	PHP	184,425	4,053,294	4,134,052	(80,758)
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	218,264	5,974,100	5,997,972	(23,872)
Expiring 07/17/14	Citigroup Global Markets	RUB	110,083	2,988,800	3,025,137	(36,337)
Singapore Dollar,
Expiring 07/17/14	Citigroup Global Markets	SGD	7,517	5,974,100	5,995,544	(21,444)
South African Rand,
Expiring 07/25/14	Deutsche Bank AG	ZAR	22,370	2,081,100	2,096,206	(15,106)
Swedish Krona,
Expiring 07/24/14	Barclays Capital Group	SEK	144,875	21,983,880	22,249,425	(265,545)
Swiss Franc,
Expiring 07/24/14	Goldman Sachs & Co.	CHF	7,881	8,919,100	8,961,134	(42,034)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	59

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Taiwan Dollar,
Expiring 05/27/14	Barclays Capital Group	TWD	204,411	$6,753,600	$6,773,776	$(20,176)
Expiring 05/27/14	Barclays Capital Group	TWD	125,242	4,136,800	4,150,255	(13,455)
Expiring 05/27/14	BNP Paribas	TWD	239,178	7,857,361	7,925,880	(68,519)
Expiring 05/27/14	UBS AG	TWD	221,560	7,218,100	7,342,039	(123,939)
Thai Baht,
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	169,548	5,000,000	5,194,597	(194,597)
Turkish Lira,
Expiring 07/25/14	BNP Paribas	TRY	148,579	68,372,116	68,780,612	(408,496)

				$425,300,164	$427,582,072	$(2,281,908)

Cross currency exchange contracts outstanding at April 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/15/14	Buy	CAD	6,581	EUR	4,340	$(25,854)	Bank of America
07/24/14	Buy	HUF	1,007,571	EUR	3,255	21,666	Citigroup Global Markets
07/25/14	Buy	TRY	9,749	EUR	3,255	(1,567)	Goldman Sachs & Co.
07/25/14	Buy	ZAR	48,125	EUR	3,255	(5,166)	Deutsche Bank AG

						$(10,921)

Forward rate agreement outstanding at April 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter forward rate agreement:
CHF 420,000	07/30/14	(0.023)%	3 month CHF LIBOR(1)	$(43,116)	$—	$(43,116)	Credit Suisse First Boston Corp.

(1)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

60

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 month BBSW(2)	$(39,424)	$—	$(39,424)	Barclays Capital Group
AUD	3,190	12/20/32	4.420%	6 month BBSW(2)	(54,985)	—	(54,985)	Citigroup Global Markets
BRL	99,480	01/01/17	—	1 day Brazil Interbank Rate(2)	(1,528,907)	—	(1,528,907)	Hong Kong & Shanghai Bank
BRL	21,481	01/01/17	—	1 day Brazil Interbank Rate(2)	(678,594)	—	(678,594)	Barclays Capital Group
BRL	16,966	01/01/17	—	1 day Brazil Interbank Rate(2)	(809,107)	—	(809,107)	Citigroup Global Markets
BRL	19,849	01/01/21	—	1 day Brazil Interbank Rate(2)	146,988	—	146,988	Deutsche Bank AG
CLP	860,000	02/27/24	5.240%	6 month CLICP(2)	28,825	—	28,825	Barclays Capital Group
COP	4,330,000	11/19/18	5.380%	1 day COLIBOR OIS(2)	27,778	—	27,778	Deutsche Bank AG
COP	4,330,000	11/20/18	5.290%	1 day COLIBOR OIS(2)	18,946	—	18,946	Deutsche Bank AG
EUR	3,150	12/13/27	2.065%	3 month EURIBOR(1)	(35,252)	—	(35,252)	Barclays Capital Group
ILS	91,100	11/20/18	2.163%	3 month TELBOR(2)	577,287	—	577,287	Barclays Capital Group
MXN	208,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	552,905	—	552,905	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 day Mexican Interbank Rate(2)	75,786	—	75,786	Deutsche Bank AG
MXN	104,200	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(791,194)	—	(791,194)	Barclays Capital Group
MXN	96,000	10/20/23	6.540%	28 day Mexican Interbank Rate(2)	19,904	—	19,904	Deutsche Bank AG
NZD	7,900	08/18/16	4.173%	3 month BBR(2)	36,641	—	36,641	Citigroup Global Markets
NZD	4,800	03/26/17	3.810%	3 month BBR(2)	(39,740)	—	(39,740)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Total Return Bond Fund	61

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
NZD	2,570	08/12/18	4.143%	3 month BBR(2)	$(17,342)	$—	$(17,342)	Citigroup Global Markets
NZD	1,930	08/13/18	4.160%	3 month BBR(2)	(11,856)	—	(11,856)	Citigroup Global Markets
NZD	1,930	08/13/18	4.218%	3 month BBR(2)	(7,941)	—	(7,941)	Barclays Capital Group
NZD	3,370	09/25/22	3.790%	3 month BBR(2)	(199,021)	—	(199,021)	Citigroup Global Markets
NZD	2,620	08/12/23	4.648%	3 month BBR(2)	(25,078)	—	(25,078)	Citigroup Global Markets
NZD	1,900	08/13/23	4.668%	3 month BBR(2)	(15,722)	—	(15,722)	Citigroup Global Markets
NZD	1,900	08/13/23	4.730%	3 month BBR(2)	(7,872)	—	(7,872)	Barclays Capital Group
PLN	84,400	06/28/18	3.736%	6 month WIBOR(2)	1,008,927	—	1,008,927	Citigroup Global Markets
RUB	262,500	05/17/23	7.250%	3 month MOSPRIME(2)	(605,089)	—	(605,089)	Credit Suisse First Boston Corp.
RUB	262,500	05/20/23	7.250%	3 month MOSPRIME(2)	(606,079)	—	(606,079)	Credit Suisse First Boston Corp.
	38,885	08/31/16	0.934%	3 month LIBOR(2)	282,885	—	282,885	Credit Suisse First Boston Corp.
	27,095	11/15/19	1.334%	3 month LIBOR(1)	701,569	—	701,569	Citigroup Global Markets
	4,030	12/13/27	2.200%	3 month LIBOR(2)	(378,004)	—	(378,004)	Barclays Capital Group
ZAR	173,500	06/25/18	7.420%	3 month JIBAR(2)	1,430	—	1,430	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 month JIBAR(2)	80,619	—	80,619	Hong Kong & Shanghai Bank

					$(2,290,717)	$—	$(2,290,717)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	6,100	03/07/29	4.743%	6 Month BBSW(2)	$186	$104,868	$104,682
EUR	113,600	09/11/15	0.565%	6 Month EURIBOR(1)	589	(348,668)	(349,257)
GBP	8,070	03/06/34	3.963%	6 Month GBP LIBOR(1)	348	(109,922)	(110,270)

See Notes to Financial Statements.

62

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (cont’d.):
HUF	3,020,000	11/18/18	4.340%	6 Month BUBOR(2)	$62	$356,268	$356,206
HUF	541,300	09/02/23	6.085%	6 Month BUBOR(2)	20	272,853	272,833
HUF	1,800,000	09/03/23	5.940%	6 Month BUBOR(2)	64	817,176	817,112
MXN	135,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	59	158,106	158,047
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	75	18,292	18,217
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	72	41,174	41,102
NZD	83,940	09/01/15	3.858%	3 Month NZD LIBOR(2)	182	(43,766)	(43,948)
NZD	5,260	08/19/23	4.850%	3 Month NZD LIBOR(2)	155	(4,710)	(4,865)
PLN	7,400	09/02/18	4.020%	6 Month WIBOR(2)	57	59,942	59,885
PLN	65,000	09/03/18	3.985%	6 Month WIBOR(2)	137	496,435	496,298
	405,000	07/24/15	0.476%	3 Month LIBOR(2)	—	928,254	928,254
	145,990	08/31/18	1.625%	3 Month LIBOR(1)	(72,330)	(260,919)	(188,589)
	500	04/08/19	1.794%	3 Month LIBOR(1)	152	(1,357)	(1,509)
	181,800	02/15/21	2.375%	3 Month LIBOR(1)	490,102	(937,499)	(1,427,601)
	82,250	08/07/23	4.248%	3 Month LIBOR(2)	—	1,649,838	1,649,838
	35,050	08/08/23	4.283%	3 Month LIBOR(2)	308	755,089	754,781
	35,050	08/09/23	4.231%	3 Month LIBOR(2)	308	676,245	675,937
	1,200	03/31/44	3.474%	3 Month LIBOR(2)	171	6,475	6,304
ZAR	112,700	02/24/16	7.200%	3 Month JIBAR(2)	14	79,342	79,328
ZAR	225,400	03/04/16	7.200%	3 Month JIBAR(2)	51	157,200	157,149
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	81	(52,154)	(52,235)

					$420,863	$4,818,562	$4,397,699

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	63

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Credit default swap agreements outstanding at April 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%	1,300	$(168,985)	$—	$(168,985)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%	2,500	(6,247)	(485)	(5,762)	Credit Suisse First Boston Corp.
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	(5,690)	5,389	(11,079)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	(11,072)	76,452	(87,524)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	1,450	(17,951)	7,733	(25,684)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%	1,885	(14,461)	2,607	(17,068)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	1,650	(6,264)	17,496	(23,760)	JPMorgan Chase

				$(230,670)	$109,192	$(339,862)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1)
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,100	$(989,957)	$295,168	$(1,285,125)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,500	(1,001,238)	493,139	(1,494,377)	Deutsche Bank AG

					$(1,991,195)	$788,307	$(2,779,502)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at April 30, 2014	Unrealized (Depreciation)
Exchange-Traded credit default swaps on credit indices—Buy Protection(1)
CDX.NA.IG.22.V1	06/20/19	1.000%		605,000	$(9,249,716)	$(10,656,867)	$(1,407,151)
iTRAXX.EUR.19.V1	06/20/18	1.000%	EUR	1,000	(179)	(25,921)	(25,742)

					$(9,249,895)	$(10,682,788)	$(1,432,893)

See Notes to Financial Statements.

64

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V5	12/20/16	5.000%	16,320	$1,221,830	$684,533	$537,297	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	31,200	2,335,853	1,425,667	910,186	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	44,400	3,324,098	1,917,833	1,406,265	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	28,080	2,102,267	1,230,450	871,817	Deutsche Bank AG
CDX.NA.HY.18.V2	06/20/17	5.000%	13,860	1,162,343	(1,099,175)	2,261,518	Bank of America

				$10,146,391	$4,159,308	$5,987,083

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at April 30, 2014(3)	Unrealized (Depreciation)
Exchange-Traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.18.V2	06/20/17	5.000%	89,100	$8,192,855	$7,010,335	$(1,182,520)

U.S. Treasury Securities with a combined market value of $11,530,236 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at April 30, 2014.

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	65

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Currency swap agreements outstanding at April 30, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
4,206	3 Month LIBOR	EUR	3,250	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	10/17/14	$(296,944)	$—	$(296,944)
2,571	3 Month LIBOR	EUR	1,980	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(169,801)	—	(169,801)
5,552	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 26.00 bps	Barclays Capital Group	01/14/15	(263,985)	—	(263,985)
57,079	3 Month LIBOR	EUR	43,030	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	(2,499,174)	—	(2,499,174)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(11,412)	—	(11,412)
396	3 Month LIBOR	EUR	300	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(18,433)	—	(18,433)
1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	40,587	—	40,587
TRY 14,900	7.700%		7,740	3 month LIBOR	Barclays Capital Group	07/22/18	(683,951)	—	(683,951)
TRY 15,740	7.710%		8,185	3 month LIBOR	Barclays Capital Group	07/23/18	(729,496)	—	(729,496)
5,581	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 25.75 bps	Citigroup Global Markets	01/18/15	(235,199)	—	(235,199)
47,692	3 Month LIBOR	EUR	35,845	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(1,939,833)	—	(1,939,833)
2,491	3 Month LIBOR	JPY	242,815	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	120,482	—	120,482
448	3 Month LIBOR plus 333 bps	JPY	35,000	4.500%	Citigroup Global Markets	06/08/15	101,602	(17,610)	119,212
1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	269,465	(56,202)	325,667
508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(44,500)	—	(44,500)
2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	(392,434)	(21,885)	(370,549)
1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(68,431)	—	(68,431)
2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	647,243	10,901	636,342
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	(736,656)	(258,836)	(477,820)
1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	(478,928)	(182,593)	(296,335)

See Notes to Financial Statements.

66

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (cont’d.):
4,879	3 Month LIBOR	EUR	3,660	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	$(189,510)	$—	$(189,510)
23,110	3 Month LIBOR	EUR	17,415	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(1,003,464)	—	(1,003,464)
1,604	3 Month LIBOR	CHF	1,500	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(95,690)	—	(95,690)
TRY 30,333	8.680%		14,786	3 month LIBOR	Hong Kong & Shanghai Bank	09/05/15	270,721	—	270,721
TRY 82,730	8.690%		39,812	3 month LIBOR	Hong Kong & Shanghai Bank	09/09/15	1,224,903	—	1,224,903
275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	(13,811)	—	(13,811)
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(135,507)	—	(135,507)
7,872	3 Month LIBOR	EUR	6,000	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase	10/19/14	(441,128)	—	(441,128)
762	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(68,273)	—	(68,273)
1,164	3 Month LIBOR plus 398 bps	EUR	950	4.500%	JPMorgan Chase	11/30/15	(183,783)	(20,152)	(163,631)

							$(8,025,340)	$(546,377)	$(7,478,963)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	67

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$6,879,390	$—
Collateralized Loan Obligations	—	305,451,882	44,885,064
Non-Residential Mortgage-Backed Securities	—	17,115,422	—
Residential Mortgage-Backed Securities	—	196,962,371	—
Bank Loans	—	90,852,407	9,417,481
Commercial Mortgage-Backed Securities	—	325,699,491	—
Corporate Bonds	—	1,283,068,569	11,129,243
Foreign Agencies	—	83,373,557	—
Municipal Bonds	—	71,359,825	—
Sovereign Bonds	—	209,346,630	—
U.S. Government Agency Obligations	—	63,963,688	—
U.S. Treasury Obligations	—	250,239,808	—
Common Stock	456	—	—
Preferred Stock	599,720	—	—
Affiliated Mutual Funds	278,759,918	—	—
Options Purchased	—	3,210,364	—
Other Financial Instruments*
Futures Contracts	1,588,606	—	—
Forward Foreign Currency Exchange Contracts	—	(1,297,953)	—
Forward Rate Agreement	—	(43,116)	—
Interest Rate Swap Agreements	—	2,106,982	—
Credit Default Swap Agreements	—	252,306	—
Currency Swap Agreements	—	(7,478,963)	—

Total	$280,948,700	$2,901,062,660	$65,431,788

See Notes to Financial Statements.

68

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Credit Default Swap Agreements
Balance as of 10/31/13	$25,779,551	$9,036,373	$11,202,375	$(4,345)
Realized gain (loss)	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	—	399,364	365,207	4,345
Purchases	44,885,064	—	—	—
Sales	—	(18,256)	(438,339)	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(25,779,551)	—	—	—

Balance as of 04/30/14	$44,885,064	$9,417,481	$11,129,243	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(4,399).
***	Of which, $764,571 was included in Net Assets relating to securities held at the reporting period end.

It is the fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Collateralized Loan Obligations transferred out of Level 3 as a result of the securities no longer using a single broker quote and being priced by the primary valuation vendor source.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	69

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Banking	11.9%
Collateralized Loan Obligations	11.6
Commercial Mortgage-Backed Securities	10.8
Affiliated Mutual Funds (including 6.0% of collateral for securities on loan)	9.2
U.S. Treasury Obligations	8.3
Sovereign Bonds	6.9
Residential Mortgage-Backed Securities	6.5
Insurance	3.0
Foreign Agencies	2.8
Municipal Bonds	2.4
Telecommunications	2.4
U.S. Government Agency Obligations	2.1
Health Care & Pharmaceutical	2.0
Electric	1.9
Media & Entertainment	1.8
Technology	1.8
Energy—Other	1.7
Non-Captive Finance	1.7
Automotive	1.5
Cable	1.5
Capital Goods	1.4
Chemicals	1.4
Foods	1.4
Pipelines & Other	1.3
Metals	1.3%
Energy—Integrated	1.0
Retailers	1.0
Lodging	0.9
Health Care Insurance	0.8
Building Materials & Construction	0.7
Paper	0.7
Real Estate Investment Trusts	0.7
Tobacco	0.7
Non-Residential Mortgage-Backed Securities	0.6
Airlines	0.4
Railroads	0.4
Collateralized Debt Obligations	0.2
Consumer	0.2
Gaming	0.2
Transportation	0.2
Options Purchased	0.2
Aerospace & Defense	0.1
Brokerage	0.1
Packaging	0.1

107.8
Liabilities in excess of other assets	(7.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

70

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$6,156,467		Premium received for swap agreements	$1,099,660
Credit contracts	—	—	*	Due from broker— variation margin	2,615,413	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	5,987,083		Unrealized depreciation on over-the-counter swap agreements	3,119,364
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2,181,514		Unrealized depreciation on foreign currency contracts	3,479,467
Interest rate contracts	Due from broker—variation margin	9,089,141	*	Due from broker—variation margin	3,102,836	*
Interest rate contracts	Unaffiliated investments	3,210,364		—	—
Interest rate contracts	—	—		Unrealized depreciation on forward rate agreement	43,116
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,298,404		Unrealized depreciation on over-the-counter swap agreements	16,068,084
Interest rate contracts	Premium paid for swap agreements	10,901		Premium received for swap agreements	557,278

Total		$32,933,874			$30,085,218

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	71

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(4,777,138)	$(4,777,138)
Foreign exchange contracts	—	—	—	(1,328,326)	—	(1,328,326)
Interest rate contracts	(611,773)	(2,244)	4,222,418	—	(1,432,920)	2,175,481

Total	$(611,773)	$(2,244)	$4,222,418	$(1,328,326)	$(6,210,058)	$(3,929,983)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Forward Currency Contracts**	Swaps	Forward Rate Agreement	Total
Credit contracts	$—	$—	$—	$(1,748,835)	$—	$(1,748,835)
Foreign exchange contracts	—	—	(839,688)	—	—	(839,688)
Interest rate contracts	441,184	(8,478,888)	—	(4,265,651)	(43,116)	(12,346,471)

Total	$441,184	$(8,478,888)	$(839,688)	$(6,014,486)	$(43,116)	$(14,934,994)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2014, the Fund’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$923,060	$681,379,362	$262,096,659	$578,113,359	$521,327,491

See Notes to Financial Statements.

72

Currency Swaps (Notional Amount in USD (000))	Forward Rate Agreement (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$271,849	$159,010	$1,776,086	$844,834	$222,960

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$2,556,686	$(2,410,154)	$(324,605)	$—
Barclays Capital Group	658,730	(658,730)	—	—
BNP Paribas	7,476	(7,476)	—	—
Citigroup Global Markets	6,471,612	(5,722,314)	(1,079,216)	—
Credit Suisse First Boston Corp.	2,272,663	(1,472,196)	(891,172)	—
Deutsche Bank AG	9,143,984	(2,019,140)	(9,449,845)	—
Goldman Sachs & Co.	605,683	(261,384)	(579,993)	—
Hong Kong & Shanghai Bank	1,576,243	(1,576,243)	—	—
JPMorgan Chase	289,882	(289,882)	—	—
Toronto Dominion	185,780	—	—	185,780
UBS AG	75,994	(75,994)	—	—

	$23,844,733

See Notes to Financial Statements.

Prudential Total Return Bond Fund	73

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(2,410,154)	$2,410,154	$—	$—
Barclays Capital Group	(7,122,142)	658,730	17,381,398	—
BNP Paribas	(477,015)	7,476	—	(469,539)
Citigroup Global Markets	(5,722,314)	5,722,314	—	—
Credit Suisse First Boston Corp.	(1,472,196)	1,472,196	—	—
Deutsche Bank AG	(2,019,140)	2,019,140	—	—
Goldman Sachs & Co.	(261,384)	261,384	—	—
Hong Kong & Shanghai Bank	(3,309,585)	1,576,243	2,424,346	—
JPMorgan Chase	(1,063,344)	289,882	2,113,541	—
Toronto Dominion	—	—	—	—
UBS AG	(509,695)	75,994	568,167	—

	$(24,366,969)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

74

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

SEMIANNUAL REPORT • APRIL 30, 2014

Prudential Total Return Bond Fund

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $176,258,960:
Unaffiliated Investments (cost $2,900,341,527)	$2,973,555,368
Affiliated Investments (cost $280,353,325)	278,759,918
Foreign currency, at value (cost $203,092)	204,177
Dividends and interest receivable	26,992,349
Receivable for investments sold	24,038,272
Receivable for Fund shares sold	12,418,911
Unrealized appreciation on over-the-counter swap agreements	12,285,487
Premium paid for swap agreements	6,167,368
Unrealized appreciation on forward foreign currency exchange contracts	2,181,514
Due from broker—variation margin	518,987
Prepaid expenses	16,395

Total assets	3,337,138,746

Liabilities
Payable to broker for collateral for securities on loan	180,222,668
Payable for investments purchased	103,446,459
Unrealized depreciation on over-the-counter swap agreements	19,187,448
Payable for Fund shares reacquired	7,296,108
Unrealized depreciation on forward foreign currency exchange contracts	3,479,467
Premium received for swap agreements	1,656,938
Dividends payable	1,286,170
Management fee payable	1,076,202
Accrued expenses	926,592
Payable to custodian	646,978
Distribution fee payable	517,569
Affiliated transfer agent fee payable	93,661
Unrealized depreciation on forward rate agreement	43,116
Deferred directors’ fees	10,693

Total liabilities	319,890,069

Net Assets	$3,017,248,677

Net assets were comprised of:
Common stock, at par	$211,316
Paid-in capital in excess of par	3,008,880,392

3,009,091,708
Distributions in excess of net investment income	(26,001,266)
Accumulated net realized loss on investment and foreign currency transactions	(32,047,908)
Net unrealized appreciation on investments and foreign currencies	66,206,143

Net assets, April 30, 2014	$3,017,248,677

See Notes to Financial Statements.

76

Class A
Net asset value and redemption price per share ($1,225,104,628 ÷ 85,677,450 shares of common stock issued and outstanding)	$14.30
Maximum sales charge (4.50% of offering price)	0.67

Maximum offering price to public	$14.97

Class B
Net asset value, offering price and redemption price per share
($57,839,866 ÷ 4,044,297 shares of common stock issued and outstanding)	$14.30

Class C
Net asset value, offering price and redemption price per share
($244,203,735 ÷ 17,089,329 shares of common stock issued and outstanding)	$14.29

Class Q
Net asset value, offering price and redemption price per share
($69,585,134 ÷ 4,874,190 shares of common stock issued and outstanding)	$14.28

Class R
Net asset value, offering price and redemption price per share
($81,754,972 ÷ 5,707,504 shares of common stock issued and outstanding)	$14.32

Class Z
Net asset value, offering price and redemption price per share
($1,338,760,342 ÷ 93,922,781 shares of common stock issued and outstanding)	$14.25

See Notes to Financial Statements.

Prudential Total Return Bond Fund	77

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $48,076)	$51,880,482
Affiliated dividend income	218,726
Affiliated income from securities loaned, net	136,892
Unaffiliated dividend income	21,656

Total income	52,257,756

Expenses
Management fee	6,518,941
Distribution fee—Class A	1,756,869
Distribution fee—Class B	296,042
Distribution fee—Class C	1,251,919
Distribution fee—Class R	263,234
Distribution fee—Class X	148
Transfer agent’s fees and expenses (including affiliated expense of $220,000)	1,679,000
Custodian’s fees and expenses	310,000
Registration fees	200,000
Shareholders’ reports	116,000
Directors’ fees	41,000
Audit fee	30,000
Insurance expenses	25,000
Legal fees and expenses	23,000
Miscellaneous	19,478

Total expenses	12,530,631
Less: Management fee waiver and/or expense reimbursement	(613,932)
Distribution fee waiver—Class A	(292,812)
Distribution fee waiver—Class B	(74,010)
Distribution fee waiver—Class R	(87,745)

Net expenses	11,462,132

Net investment income	40,795,624

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,329,787)
Futures transactions	4,222,418
Options written transactions	(2,244)
Swap agreement transactions	(6,210,058)
Foreign currency transactions	(768,860)

(4,088,531)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $116,637)	47,134,402
Futures contracts	(8,478,888)
Swap agreements	(6,014,486)
Foreign currencies	(1,437,742)
Forward rate agreement	(43,116)

31,160,170

Net gain on investment and foreign currency transactions	27,071,639

Net Increase In Net Assets Resulting From Operations	$67,867,263

See Notes to Financial Statements.

78

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$40,795,624	$95,399,528
Net realized loss on investment and foreign currency transactions	(4,088,531)	(33,100,214)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,160,170	(68,841,737)

Net increase (decrease) in net assets resulting from operations	67,867,263	(6,542,423)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(21,001,988)	(39,144,470)
Class B	(915,656)	(1,877,783)
Class C	(3,569,666)	(8,165,911)
Class Q	(1,004,126)	(1,176,654)
Class R	(1,168,276)	(1,327,195)
Class X	(2,135)	(21,000)
Class Z	(22,767,573)	(47,414,836)

	(50,429,420)	(99,127,849)

Tax Return of Capital
Class A	—	(1,820,658)
Class B	—	(88,183)
Class C	—	(385,240)
Class Q	—	(54,404)
Class R	—	(60,944)
Class X	—	(993)
Class Z	—	(2,171,818)

	—	(4,582,240)

Distributions from net realized gains
Class A	—	(10,795,403)
Class B	—	(645,520)
Class C	—	(3,072,508)
Class Q	—	(275,548)
Class R	—	(247,475)
Class X	—	(8,305)
Class Z	—	(8,016,801)

	—	(23,061,560)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	79

Statement of Changes in Net Assets

(Unaudited) continued

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	731,490,836	2,430,025,582
Net asset value of shares issued in reinvestment of dividends, distributions and tax return of capital	42,662,132	95,443,151
Cost of shares reacquired	(509,951,702)	(2,049,852,841)

Net increase in net assets from Fund share transactions	264,201,266	475,615,892

Total increase	281,639,109	342,301,820

Net Assets:
Beginning of period	2,735,609,568	2,393,307,748

End of period	$3,017,248,677	$2,735,609,568

See Notes to Financial Statements.

80

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on September 1, 1994 and currently consists of two series: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Fund. These financial statements relate to Prudential Total Return Bond Fund (the “Fund”), a diversified series of the Company. The financial statements of the other series are not presented herein. The Fund’s investment objective is total return.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ

Prudential Total Return Bond Fund	81

Notes to Financial Statements

(Unaudited) continued

official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

82

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

Prudential Total Return Bond Fund	83

Notes to Financial Statements

(Unaudited) continued

difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on

84

foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Prudential Total Return Bond Fund	85

Notes to Financial Statements

(Unaudited) continued

Swap Agreements: The Fund entered into credit default, interest rate, and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against issuer default. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

86

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days

Prudential Total Return Bond Fund	87

Notes to Financial Statements

(Unaudited) continued

in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the

88

right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under

Prudential Total Return Bond Fund	89

Notes to Financial Statements

(Unaudited) continued

those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are

90

determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .47% for the period ended April 30, 2014.

PI had contractually agreed through February 28, 2015 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

Prudential Total Return Bond Fund	91

Notes to Financial Statements

(Unaudited) continued

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the period ended April 30, 2014, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively. Additionally, PIMS voluntarily agreed to limit such fees to .75% of the average daily net assets of the Class B shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial Highlights for the years ended October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009.

PIMS has advised the Fund that it has received $303,415 in front-end sales charges resulting from sales of Class A shares, during the period ended April 30, 2014. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

92

PIMS has advised the Fund that for the period ended April 30, 2014, it received $4,527, $70,570 and $23,042 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the period ended April 30, 2014, PIM has been compensated approximately $41,600 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended April 30, 2014, were $643,444,512 and $570,110,885, respectively.

Transactions in options written during the period ended April 30, 2014, were as follows:

	Notional Amount	Premium
Options outstanding at October 31, 2013	—	$—
Options written	492	45,003
Options terminated through repurchase	(492)	(45,003)

Options outstanding at April 30, 2014	—	$—

Prudential Total Return Bond Fund	93

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$3,204,780,072

Appreciation	80,912,496
Depreciation	(33,377,282)

Net Unrealized Appreciation	$47,535,214

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2013 of approximately $11,102,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are

94

not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.5 billion shares of common stock authorized, $.001 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares, each of which consists of 525 million, 50 million, 50 million, 250 million, 250 million, 25 million and 350 million shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	14,819,927	$209,740,732
Shares issued in reinvestment of dividends and distributions	1,307,688	18,531,908
Shares reacquired	(14,054,798)	(198,600,726)

Net increase (decrease) in shares outstanding before conversion	2,072,817	29,671,914
Shares issued upon conversion from Class B, Class X and Class Z	503,336	7,120,840
Shares reacquired upon conversion into Class Z	(160,747)	(2,276,710)

Net increase (decrease) in shares outstanding	2,415,406	$34,516,044

Year ended October 31, 2013:
Shares sold	43,132,216	$625,482,670
Shares issued in reinvestment of dividends, distributions and tax return of capital	3,092,435	44,685,434
Shares reacquired	(39,496,430)	(565,879,281)

Net increase (decrease) in shares outstanding before conversion	6,728,221	104,288,823
Shares issued upon conversion from Class B, Class X and Class Z	516,310	7,453,354
Shares reacquired upon conversion into Class Z	(204,169)	(2,951,186)

Net increase (decrease) in shares outstanding	7,040,362	$108,790,991

Prudential Total Return Bond Fund	95

Notes to Financial Statements

(Unaudited) continued

Class B
Six months ended April 30, 2014:
Shares sold	131,695	$1,864,728
Shares issued in reinvestment of dividends and distributions	52,135	738,663
Shares reacquired	(478,361)	(6,764,578)

Net increase (decrease) in shares outstanding before conversion	(294,531)	(4,161,187)
Shares reacquired upon conversion into Class A	(88,960)	(1,258,279)

Net increase (decrease) in shares outstanding	(383,491)	$(5,419,466)

Year ended October 31, 2013:
Shares sold	1,034,596	$15,087,086
Shares issued in reinvestment of dividends, distributions and tax return of capital	148,880	2,155,494
Shares reacquired	(1,219,052)	(17,508,462)

Net increase (decrease) in shares outstanding before conversion	(35,576)	(265,882)
Shares reacquired upon conversion into Class A	(297,212)	(4,303,767)

Net increase (decrease) in shares outstanding	(332,788)	$(4,569,649)

Class C
Six months ended April 30, 2014:
Shares sold	1,543,939	$21,895,897
Shares issued in reinvestment of dividends and distributions	211,530	2,994,380
Shares reacquired	(4,081,402)	(57,657,533)

Net increase (decrease) in shares outstanding before conversion	(2,325,933)	(32,767,256)
Shares reacquired upon conversion into Class Z	(91,515)	(1,296,780)

Net increase (decrease) in shares outstanding	(2,417,448)	$(34,064,036)

Year ended October 31, 2013:
Shares sold	6,935,672	$101,282,495
Shares issued in reinvestment of dividends, distributions and tax return of capital	659,862	9,532,086
Shares reacquired	(9,523,328)	(135,956,716)

Net increase (decrease) in shares outstanding before conversion	(1,927,794)	(25,142,135)
Shares reacquired upon conversion into Class Z	(383,653)	(5,565,552)

Net increase (decrease) in shares outstanding	(2,311,447)	$(30,707,687)

96

Class Q
Six months ended April 30, 2014:
Shares sold	2,896,053	$40,826,713
Shares issued in reinvestment of dividends and distributions	70,933	1,005,068
Shares reacquired	(449,373)	(6,361,328)

Net increase (decrease) in shares outstanding	2,517,613	$35,470,453

Year ended October 31, 2013:
Shares sold	1,709,443	$24,649,292
Shares issued in reinvestment of dividends, distributions and tax return of capital	103,663	1,495,853
Shares reacquired	(822,812)	(11,679,442)

Net increase (decrease) in shares outstanding before conversion	990,294	14,465,703
Shares reacquired upon conversion into Class Z	(617,838)	(9,088,390)

Net increase (decrease) in shares outstanding	372,456	$5,377,313

Class R
Six months ended April 30, 2014:
Shares sold	2,291,398	$32,456,124
Shares issued in reinvestment of dividends and distributions	70,788	1,005,195
Shares reacquired	(694,655)	(9,851,798)

Net increase (decrease) in shares outstanding	1,667,531	$23,609,521

Year ended October 31, 2013:
Shares sold	3,582,839	$51,895,555
Shares issued in reinvestment of dividends, distributions and tax return of capital	96,712	1,393,528
Shares reacquired	(1,329,394)	(19,099,072)

Net increase (decrease) in shares outstanding	2,350,157	$34,190,011

Class X
Period ended April 11, 2014:*
Shares sold	7	$109
Shares issued in reinvestment of dividends and distributions	133	1,880
Shares reacquired	(295)	(4,059)

Net increase (decrease) in shares outstanding before conversion	(155)	(2,070)
Shares reacquired upon conversion into Class A	(22,632)	(320,324)

Net increase (decrease) in shares outstanding	(22,787)	$(322,394)

Year ended October 31, 2013:
Shares sold	1,959	$28,837
Shares issued in reinvestment of dividends, distributions and tax return of capital	1,931	28,128
Shares reacquired	(8,188)	(118,318)

Net increase (decrease) in shares outstanding before conversion	(4,298)	(61,353)
Shares reacquired upon conversion into Class A	(51,194)	(745,075)

Net increase (decrease) in shares outstanding	(55,492)	$(806,428)

Prudential Total Return Bond Fund	97

Notes to Financial Statements

(Unaudited) continued

Class Z
Six months ended April 30, 2014:
Shares sold	30,104,145	$424,706,533
Shares issued in reinvestment of dividends and distributions	1,301,474	18,385,038
Shares reacquired	(16,385,263)	(230,711,680)

Net increase (decrease) in shares outstanding before conversion	15,020,356	212,379,891
Shares issued upon conversion from Class A and Class C	253,066	3,573,490
Shares reacquired upon conversion into Class A	(393,044)	(5,542,237)

Net increase (decrease) in shares outstanding	14,880,378	$210,411,144

Year ended October 31, 2013:
Shares sold	111,512,586	$1,611,599,647
Shares issued in reinvestment of dividends, distributions and tax return of capital	2,514,047	36,152,628
Shares reacquired	(91,543,408)	(1,299,611,550)

Net increase (decrease) in shares outstanding before conversion	22,483,225	348,140,725
Shares issued upon conversion from Class A, Class C and Class Q	1,208,768	17,605,129
Shares reacquired upon conversion into Class A	(168,276)	(2,404,513)

Net increase (decrease) in shares outstanding	23,523,717	$363,341,341

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2014.

98

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.22		$14.78	$14.41	$14.27	$13.21	$11.26
Income (loss) from investment operations:
Net investment income	.20		.45	.47	.55	.58	.55
Net realized and unrealized gain (loss) on investment transactions	.13		(.40)	.72	.31	1.01	1.98
Total from investment operations	.33		.05	1.19	.86	1.59	2.53
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.46)	(.50)	(.56)	(.53)	(.58)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.25)		(.61)	(.82)	(.72)	(.53)	(.58)
Capital Contributions(g):	-		-	-	-	- (b)	-
Net asset value, end of period	$14.30		$14.22	$14.78	$14.41	$14.27	$13.21
Total Return(c):	2.36%		.40%	8.67%	6.28%	12.27%	23.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,225,105		$1,183,870	$1,126,905	$555,062	$408,014	$290,709
Average net assets (000)	$1,180,951		$1,221,286	$835,198	$428,956	$339,741	$259,620
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.85%	(e)	.85%	.85%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	.95%	(e)	.94%	.93%	1.02%	1.02%	1.12%
Net investment income	2.89%	(e)	3.09%	3.28%	3.92%	4.22%	4.61%
Portfolio turnover rate	42%	(f)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	99

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.22		$14.79	$14.42	$14.27	$13.21	$11.25
Income (loss) from investment operations:
Net investment income	.17		.37	.40	.48	.51	.49
Net realized and unrealized gain (loss) on investment transactions	.13		(.40)	.72	.32	1.01	1.99
Total from investment operations	.30		(.03)	1.12	.80	1.52	2.48
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.39)	(.43)	(.49)	(.46)	(.52)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.22)		(.54)	(.75)	(.65)	(.46)	(.52)
Capital Contributions(g):	-		-	-	-	- (b)	-
Net asset value, end of period	$14.30		$14.22	$14.79	$14.42	$14.27	$13.21
Total Return(c):	2.11%		(.17)%	8.12%	5.83%	11.71%	22.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,840		$62,964	$70,398	$51,154	$47,886	$40,281
Average net assets (000)	$59,699		$69,093	$59,908	$46,957	$42,019	$44,554
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.65%	(e)	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	2.41%	(e)	2.58%	2.78%	3.43%	3.73%	4.12%
Portfolio turnover rate	42%	(f)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

100

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.21		$14.78	$14.40	$14.26	$13.20	$11.25
Income (loss) from investment operations:
Net investment income	.15		.34	.36	.45	.50	.49
Net realized and unrealized gain (loss) on investment transactions	.13		(.40)	.73	.32	1.02	1.98
Total from investment operations	.28		(.06)	1.09	.77	1.52	2.47
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.36)	(.39)	(.47)	(.46)	(.52)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.20)		(.51)	(.71)	(.63)	(.46)	(.52)
Capital Contributions(g):	-		-	-	-	- (b)	-
Net asset value, end of period	$14.29		$14.21	$14.78	$14.40	$14.26	$13.20
Total Return(c):	1.99%		(.42)%	7.93%	5.58%	11.72%	22.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$244,204		$277,163	$322,371	$153,146	$99,621	$53,688
Average net assets (000)	$252,458		$329,363	$238,034	$108,297	$72,297	$46,340
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.53%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.65%	(e)	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	2.16%	(e)	2.34%	2.52%	3.24%	3.69%	4.11%
Portfolio turnover rate	42%	(f)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	101

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		December 27, 2010(a) through October 31,
	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.20		$14.76	$14.39	$13.70
Income (loss) from investment operations:
Net investment income	.22		.49	.51	.50
Net realized and unrealized gain (loss) on investment transactions	.13		(.39)	.72	.65
Total from investment operations	.35		.10	1.23	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.51)	(.54)	(.46)
Tax return of capital	-		(.02)	-	-
Distributions from net realized gains	-		(.13)	(.32)	-
Total dividends and distributions	(.27)		(.66)	(.86)	(.46)
Net asset value, end of period	$14.28		$14.20	$14.76	$14.39
Total Return(c):	2.53%		.74%	9.02%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,585		$33,452	$29,290	$34,014
Average net assets (000)	$51,861		$33,367	$28,908	$34,559
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.52%	(e)	.52%	.54%	.60%	(e)
Expenses before waivers and/or expense reimbursement	.52%	(e)	.52%	.54%	.60%	(e)
Net investment income	3.21%	(e)	3.42%	3.61%	4.18%	(e)
Portfolio turnover rate	42%	(f)	188%	256%	242%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

102

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.24		$14.81	$14.44	$14.29	$13.20	$11.26
Income (loss) from investment operations:
Net investment income	.19		.41	.44	.51	.54	.52
Net realized and unrealized gain (loss) on investment transactions	.12		(.40)	.71	.33	1.04	1.97
Total from investment operations	.31		.01	1.15	.84	1.58	2.49
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.43)	(.46)	(.53)	(.49)	(.55)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.23)		(.58)	(.78)	(.69)	(.49)	(.55)
Capital Contributions(g):	-		-	-	-	- (b)	-
Net asset value, end of period	$14.32		$14.24	$14.81	$14.44	$14.29	$13.20
Total Return(c):	2.23%		.08%	8.39%	6.09%	12.17%	22.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$81,755		$57,543	$25,028	$2,248	$952	$1
Average net assets (000)	$70,777		$44,298	$10,603	$1,445	$329	$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.40%	(e)	1.39%	1.38%	1.47%	1.47%	1.57%
Net investment income	2.64%	(e)	2.84%	3.03%	3.65%	3.79%	4.31%
Portfolio turnover rate	42%	(f)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	103

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.25		$14.82	$14.45	$14.30	$13.23	$11.28
Income (loss) from investment operations:
Net investment income	.18		.45	.47	.55	.58	.55
Net realized and unrealized gain (loss) on investment transactions	.17		(.41)	.72	.32	1.01	1.99
Total from investment operations	.35		.04	1.19	.87	1.59	2.54
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.46)	(.50)	(.56)	(.53)	(.60)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.23)		(.61)	(.82)	(.72)	(.53)	(.60)
Capital Contributions (Note 2)(i):	-		-	- (b)	- (b)	.01	.01
Net asset value, end of period	$14.37		$14.25	$14.82	$14.45	$14.30	$13.23
Total Return(c):	2.46%		.32%	8.66%	6.34%	12.33%	23.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8		$325	$1,160	$2,156	$4,381	$6,494
Average net assets (000)	$131		$665	$1,527	$3,072	$5,043	$7,270
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.85%	(e)	.85%	.85%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	1.65%	(e)	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	2.87%	(e)	3.08%	3.28%	3.93%	4.28%	4.64%
Portfolio turnover rate	42%	(f)(h)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of April 30, 2014.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

104

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.17		$14.74	$14.37	$14.24	$13.18	$11.24
Income (loss) from investment operations:
Net investment income	.22		.48	.51	.57	.60	.58
Net realized and unrealized gain (loss) on investment transactions	.13		(.40)	.72	.32	1.02	1.97
Total from investment operations	.35		.08	1.23	.89	1.62	2.55
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.50)	(.54)	(.60)	(.56)	(.61)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.27)		(.65)	(.86)	(.76)	(.56)	(.61)
Capital Contributions(g):	-		-	-	-	- (b)	-
Net asset value, end of period	$14.25		$14.17	$14.74	$14.37	$14.24	$13.18
Total Return(c):	2.50%		.59%	8.97%	6.49%	12.58%	23.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,338,760		$1,120,294	$818,157	$368,914	$153,727	$60,279
Average net assets (000)	$1,194,335		$1,370,007	$589,624	$186,108	$99,628	$31,795
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.60%	(e)	.60%	.60%	.60%	.60%	.60%
Expenses before waivers and/or expense reimbursement	.65%	(e)	.64%	.63%	.72%	.72%	.82%
Net investment income	3.15%	(e)	3.34%	3.54%	4.15%	4.42%	4.86%
Portfolio turnover rate	42%	(f)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	105

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B405

MF166E2    0263058-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Short Duration Bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance since the Fund’s inception on December 23, 2013 until April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration Multi-Sector Bond Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short Duration Multi-Sector Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
Since Inception
Class A	0.44%
Class C	0.22
Class Q	0.52
Class Z	0.52
Barclays U.S. Government/Credit 1-3 Year Index	0.39
Lipper Short-Intermediate Investment-Grade Debt Funds Average	1.21

Average Annual Total Returns (With Sales Charges) as of 3/31/14
Since Inception
Class A	N/A
Class C	N/A
Class Q	N/A
Class Z	N/A
Barclays U.S. Government/Credit 1-3 Year Index	N/A
Lipper Short-Intermediate Investment-Grade Debt Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 12/23/2013.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

Barclays U.S. Government/Credit 1-3 Year Index

The Barclays U.S. Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.

Lipper Short-Intermediate Investment-Grade Debt Funds Average

The Lipper Short-Intermediate Investment-Grade Debt Funds Average consists of Funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/14
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.04	1.90%
Class C	0.02	1.21
Class Q	0.05	2.20
Class Z	0.05	2.22

Prudential Short Duration Multi-Sector Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
U.S. Treasury Notes, 1.625%, 04/30/19	3.4%
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1.152%, 09/25/34	1.5
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.727%, 04/20/06	0.9
Catamaran CLO Ltd., Series 2014-1A, Class A1, 1.781%, 04/20/26	0.9
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A1, 1.766%, 04/28/26	0.9

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/14
U.S. Government & Agency	3.9%
Aaa	18.9
Aa	9.6
A	11.8
Baa	29.6
Ba	10.9
B	10.6
Caa	1.3
Not Rated**	6.0
Total Investments	102.6
Liabilities in excess of other assets	–2.6
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 5.2% of Not Rated is invested in affiliated mutual funds.

Credit Quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 23, 2013 at the Fund’s commencement of operations and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

Prudential Short Duration Multi-Sector Bond Fund	5

Fees and Expenses (continued)

amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,004.40	0.90%	$3.19
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class C	Actual**	$1,000.00	$1,002.20	1.65%	$5.84
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class Q	Actual**	$1,000.00	$1,005.20	0.65%	$2.30
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Class Z	Actual**	$1,000.00	$1,005.20	0.65%	$2.30
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 129-day period ended April 30, 2014, due to the Class’s inception date of December 23, 2013.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.23%	0.90%
C	1.93	1.65
Q	0.98	0.65
Z	0.91	0.65

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration Multi-Sector Bond Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.3%

ASSET-BACKED SECURITIES 17.3%

Collateralized Loan Obligations 11.7%
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%(a)	04/28/26	800	$797,635
Series 2014-3A, Class A2A, 144A	2.516(a)	04/28/26	250	248,808
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class A, 144A	1.727(a)	10/12/23	250	249,867
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.327(a)	04/15/25	500	491,972
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.628(a)	10/22/25	250	249,007
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.720(a)	04/17/26	500	498,750
Series 2014-5A, Class A2A, 144A	2.370(a)	04/17/26	500	493,950
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2012-4A, Class A, 144A	1.618(a)	01/20/25	500	497,794
Series 2013-1A, Class A1, 144A	1.536(a)	02/14/25	250	248,114
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.781(a)	04/20/26	800	798,584
Series 2014-1A, Class A2, 144A	2.031(a)	04/20/26	500	478,520
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.823(a)	05/15/26	250	250,382
Series 2014-1A, Class B, 144A	2.483(a)	05/15/26	250	248,766
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class B1, 144A	2.335(a)	04/18/26	250	248,874
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708(a)	04/15/26	450	450,000
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.741(a)	04/15/26	500	497,754
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.716(a)	11/22/23	400	399,627
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.065(a)	10/17/22	250	247,500
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773(a)	04/15/26	450	448,470

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Series 2014-1A, Class A2, 144A	2.353%(a)	04/15/26	250	$245,470
Rosedale CLO Ltd. (Cayman Islands), Series I-A, Class B, 144A	0.699(a)	07/24/21	400	390,398
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.277(a)	04/15/25	350	342,562
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.727(a)	04/20/26	800	799,200
Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.700	04/18/26	300	299,100

				9,921,104

Residential Mortgage-Backed Securities 5.6%
Bear Stearns Asset-Backed Securities I Trust (Cayman Islands), Series 2004-HE6, Class M1	1.007(a)	08/25/34	318	291,451
Bear Stearns Asset-Backed Securities Trust (Cayman Islands), Series 2003-2, Class A3	1.652(a)	03/25/43	518	506,408
Chase Funding Loan Acquisition Trust (Cayman Islands), Series 2004-OPT1, Class M1	1.007(a)	06/25/34	330	302,986
Countrywide Asset-Backed Certificates (Cayman Islands), Series 2003-BC2, Class 2A1	0.752(a)	06/25/33	121	105,380
Fremont Home Loan Trust (Cayman Islands), Series 2004-2, Class M1	1.007(a)	07/25/34	615	545,634
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.148(a)	06/23/17	500	480,189
HSBC Home Equity Loan Trust USA (Cayman Islands), Series 2006-4, Class M2	0.432(a)	03/20/36	250	235,868
Morgan Stanley ABS Capital I, Inc. Trust (Cayman Islands), Series 2003-NC10, Class M1	1.172(a)	10/25/33	235	220,241
Option One Mortgage Accep. Corp. Asset-Backed Certificates (Cayman Islands), Series 2003-3, Class A2	0.752(a)	06/25/33	187	173,474
Structured Asset Investment Loan Trust (Cayman Islands) Series 2003-BC2, Class A3	0.852(a)	04/25/33	335	321,995
Series 2003-BC9, Class 3A3	0.852(a)	08/25/33	291	284,967

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-8, Class A8	1.152%(a)	09/25/34	1,342	$1,313,869

				4,782,462

TOTAL ASSET-BACKED SECURITIES (cost $14,670,074)				14,703,566

BANK LOANS(a) 2.4%

Automobiles 0.6%
Chrysler Group LLC, Term Loan	3.250	12/31/18	500	495,375

Biotechnology 0.1%
Grifols SA, Term Loan	3.236	02/26/21	100	99,375

Commercial Services & Supplies 0.2%
TransUnion LLC, Term Loan	4.000	04/09/21	200	198,938

Food Products 0.1%
Pinnacle Foods Finance LLC, Term Loan	3.250	04/29/20	100	98,804

Independent Power & Renewable Electricity Producers 0.6%
NRG Energy, Inc., Term Loan	2.750	07/01/18	499	492,693

Media 0.6%
Charter Communications Operating LLC, Term Loan	3.000	07/01/20	499	490,405

Semiconductors & Semiconductor Equipment 0.2%
Avago Technologies Finance Pte. Ltd., Term Loan	3.750	05/31/21	200	200,438

TOTAL BANK LOANS (cost $2,089,612)				2,076,028

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.4%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889(a)	07/10/44	174	188,576
Series 2007-2, Class A1A	5.731(a)	04/10/49	42	45,499
Series 2007-5, Class A1A	5.361	02/10/51	209	230,429
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM	5.350(a)	09/10/47	200	212,815

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	1.813%	09/10/45	250	$251,546
Series 2013-GC11, Class A2	1.987	04/10/46	250	250,654
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972	08/10/46	250	259,311
Series 2014-CR15, Class XB, IO, 144A	0.023	02/10/47	157,461	294,137
Commercial Mortgage Trust Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156	07/10/46	477	488,914
Series 2012-CR3, Class A1	0.666	10/15/45	294	292,814
Series 2014-UBS2, Class XB, IO	0.208	03/10/47	42,900	573,187
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.644(a)	02/15/39	225	241,379
Series 2006-C2, Class A1A	5.858(a)	03/15/39	138	148,316
Series 2006-C3, Class A1A	5.982(a)	06/15/38	283	304,344
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832	04/15/37	500	513,644
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	250	262,477
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.365(a)	04/25/20	7,425	397,575
Series K008, Class X1, IO	1.818(a)	06/25/20	1,436	111,844
Series K018, Class X1, IO	1.597(a)	01/25/22	3,214	278,961
Series K020, Class X1, IO	1.607(a)	05/25/22	1,972	183,521
Series K025, Class X1, IO	1.027(a)	10/25/22	6,970	419,716
Series K036, Class X1, IO	0.802	10/25/23	3,246	193,980
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	11/10/45	96	100,016
GS Mortgage Securities Corp. II, Series 2014-GC20, Class, XB, IO	0.337	04/10/47	15,000	532,372
GS Mortgage Securities Trust, Series 2011-GC5, Class A2	2.999	08/10/44	500	519,877
Series 2014-GC18, Class XB	0.064	01/10/47	20,000	258,440
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.420(a)	01/12/43	120	126,663
Series 2005-LDP2, Class AM	4.780	07/15/42	400	415,068
Series 2005-LDP4, Class AM	4.999(a)	10/15/42	270	284,013
Series 2014-FL4, Class XCP, IO, 144A	0.784	12/15/15	95,929	338,034

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.073%(a)	06/12/46	130	$142,100
Series 2006-3, Class A1A	5.409(a)	07/12/46	245	265,841
Series 2007-5, Class A4	5.378	08/12/48	395	426,850
Series 2007-6, Class A4	5.485	03/12/51	300	329,803
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422(a)	02/12/44	217	234,350
Series 2007-HQ12, Class A3	5.777(a)	04/12/49	400	414,580
Series 2011-C3, Class A2	3.224	07/15/49	261	271,789
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class AJ	4.896(a)	10/15/41	100	102,110
Series 2005-C17, Class AJ	5.224(a)	03/15/42	400	412,993
Series 2006-C26, Class APB	5.997	06/15/45	19	19,376
Series 2006-C27, Class A1A	5.749(a)	07/15/45	258	279,745
Series 2006-C28, Class A1A	5.559	10/15/48	212	231,647
Series 2007-C31, Class A5	5.500	04/15/47	300	330,900

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,191,420)				12,180,206

CORPORATE BONDS 51.4%

Aerospace & Defense 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/18	225	256,500
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21	25	25,456
TransDigm, Inc., Gtd. Notes	7.750	12/15/18	75	79,875

				361,831

Airlines 0.7%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust, 144A	4.950	01/15/23	194	208,151
Delta Air Lines, Inc., Pass-Through Certificates	4.950	05/23/19	186	202,084
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	175	176,750

				586,985

Automobiles 1.1%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125	02/15/19	225	235,688
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375	01/16/18	700	710,035

				945,723

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks 13.6%
American Express Co., Sr. Unsec’d. Notes	7.000%	03/19/18	375	$446,825
Bank of America Corp., Jr. Sub. Notes	8.125(a)	12/29/49	175	198,712
Sr. Unsec’d. Notes	1.103(a)	04/01/19	250	250,479
Sr. Unsec’d. Notes	2.600	01/15/19	520	522,725
Sr. Unsec’d. Notes	4.125	01/22/24	250	253,535
Sr. Unsec’d. Notes	5.650	05/01/18	125	141,789
Sub. Notes	5.420	03/15/17	100	110,068
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	310	310,553
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750	05/22/19	125	150,301
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	550	549,833
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	250	246,944
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750	09/15/17	125	145,741
CIT Group, Inc., Sr. Unsec’d. Notes	5.250	03/15/18	200	214,500
Citigroup, Inc., Sr. Unsec’d. Notes	3.875	10/25/23	300	299,933
Sr. Unsec’d. Notes	8.500	05/22/19	475	605,183
Sub. Notes	5.500	02/15/17	200	220,739
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22	400	434,848
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625	01/25/16	125	130,899
Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	200	200,685
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000	03/03/24	200	200,674
Sr. Unsec’d. Notes	5.950	01/18/18	650	738,664
Sub. Notes	5.625	01/15/17	75	82,670
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100	04/05/21	125	140,638
JPMorgan Chase & Co., Jr. Sub. Notes	7.900(a)	04/29/49	200	226,000
Sr. Unsec’d. Notes	3.875	02/01/24	350	355,019
Sr. Unsec’d. Notes	6.000	01/15/18	550	630,478
KeyCorp, Sr. Unsec’d. Notes	5.100	03/24/21	400	452,223
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	375	433,541
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	350	351,836

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, Jr. Sub. Notes	5.450%(a)	12/31/49	75	$75,656
Sr. Unsec’d. Notes	2.500	01/24/19	510	510,427
Sr. Unsec’d. Notes	6.625	04/01/18	200	233,345
PNC Bank NA, Sub. Notes	4.200	11/01/25	350	363,927
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.375	03/16/16	125	132,990
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375	03/25/19	325	324,668
US Bancorp, Sr. Unsec’d. Notes	0.629(a)	04/25/19	500	500,985
Wells Fargo & Co., Jr. Sub. Notes	7.980(a)	12/31/49	200	227,000
Sr. Unsec’d. Notes	3.000	01/22/21	75	75,799

				11,490,832

Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21	250	263,247
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	100	109,159

				372,406

Capital Markets 0.3%
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.000	09/13/16	150	151,979
Sr. Unsec’d. Notes	2.750	03/19/19	100	99,995
Sr. Unsec’d. Notes	4.125	01/19/16	30	31,514

				283,488

Chemicals 3.0%
Ashland, Inc., Sr. Unsec’d. Notes	3.875	04/15/18	100	102,750
Celanese US Holdings LLC, Gtd. Notes	6.625	10/15/18	250	263,125
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	100	105,648
Sr. Unsec’d. Notes	4.250	11/15/20	150	160,391
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400	06/01/17	100	102,226
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625	01/15/20	250	275,921
Huntsman International LLC, Gtd. Notes	8.625	03/15/20	250	273,750
Koppers, Inc., Gtd. Notes	7.875	12/01/19	255	272,531
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	350	413,102

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	250	$269,062
Olin Corp., Sr. Unsec’d. Notes	8.875	08/15/19	100	106,375
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20	75	81,188
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750	03/31/20	75	84,469

				2,510,538

Commercial Services & Supplies 0.4%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250	07/15/17	130	128,700
Steelcase, Inc., Sr. Unsec’d. Notes	6.375	02/15/21	100	114,465
West Corp., Gtd. Notes	8.625	10/01/18	100	106,750

				349,915

Communications Equipment 1.0%
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.125	03/01/19	200	200,129
CommScope, Inc., Gtd. Notes, 144A	8.250	01/15/19	350	378,875
SBA Telecommunications, Inc., Gtd. Notes	8.250	08/15/19	250	264,000

				843,004

Construction Materials 0.6%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $104,810; purchased 01/23/14)(b)(c)	6.875	08/15/18	100	104,375
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.250	05/12/20	250	271,875
Sr. Sec’d. Notes, RegS	9.250	05/12/20	125	135,938

				512,188

Containers & Packaging 0.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	200	212,750
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	250	285,000

				497,750

Diversified Consumer Services 0.4%
Service Corp. International, Sr. Unsec’d. Notes	7.000	05/15/19	100	106,740
Sr. Unsec’d. Notes	7.625	10/01/18	200	231,760

				338,500

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services 1.1%
General Electric Capital Corp., Sr. Unsec’d. Notes	2.300%	01/14/19	275	$278,542
Sr. Unsec’d. Notes	5.625	05/01/18	500	573,073
Leucadia National Corp., Sr. Unsec’d. Notes	5.500	10/18/23	100	105,207

				956,822

Diversified Telecommunication Services 1.2%
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350	02/14/19	200	200,351
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125	10/01/18	150	174,563
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21	50	56,711
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500	11/01/21	595	604,906

				1,036,531

Electric Utilities 0.8%
Commonwealth Edison Co., 1st Mortgage	2.150	01/15/19	25	25,099
DPL, Inc., Sr. Unsec’d. Notes	6.500	10/15/16	300	324,000
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21	300	325,334

				674,433

Electrical Equipment 0.2%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500	05/15/19	125	133,438

Electronic Equipment, Instruments & Components 0.6%
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500	04/01/19	125	136,719
Sr. Sec’d. Notes	8.000(a)	12/15/18	325	348,969

				485,688

Energy Equipment & Services 0.8%
Cameron International Corp., Sr. Unsec’d. Notes	3.600	04/30/22	200	200,573
CGG SA (France), Gtd. Notes	7.750	05/15/17	125	127,031
Nabors Industries, Inc., Gtd. Notes, 144A	2.350	09/15/16	100	102,249
Weatherford International Ltd., Gtd. Notes	6.350	06/15/17	200	227,907

				657,760

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food & Staples Retailing 0.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	100	$113,185
Kroger Co. (The), Gtd. Notes	6.400	08/15/17	250	287,700
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875	12/15/17	275	299,750

				700,635

Food Products 1.3%
Bunge Ltd. Finance Corp., Gtd. Notes	3.200	06/15/17	100	104,360
Darling Ingredients, Inc., Gtd. Notes, 144A	5.375	01/15/22	75	77,063
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250	01/29/18	200	214,000
Michael Foods Group, Inc., Gtd. Notes	9.750	07/15/18	75	79,687
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250	02/01/19	100	100,040
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625	04/14/18	150	164,812
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/18	100	104,250
Tyson Foods, Inc., Gtd. Notes	6.600(a)	04/01/16	250	275,013

				1,119,225

Health Care Equipment & Supplies 0.1%
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	100	101,312

Health Care Providers & Services 2.5%
Aetna, Inc., Sr. Unsec’d. Notes	6.500	09/15/18	219	258,142
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17	300	317,250
Cigna Corp., Sr. Unsec’d. Notes	4.500	03/15/21	100	108,927
Express Scripts Holding Co., Gtd. Notes	2.650	02/15/17	100	103,744
Gtd. Notes	3.125	05/15/16	250	261,987
HCA, Inc., Gtd. Notes	8.000	10/01/18	375	444,844
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250	11/01/18	175	192,587
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000	02/15/18	125	143,936
Wellpoint, Inc., Sr. Unsec’d. Notes	2.300	07/15/18	275	277,407

				2,108,824

Hotels, Restaurants & Leisure 0.7%
Isle of Capri Casinos, Inc., Gtd. Notes	7.750	03/15/19	200	214,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000	03/01/19	200	205,074
Sr. Unsec’d. Notes	3.250	09/15/22	100	97,930

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	100	$109,300

				626,304

Household Durables 0.7%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	102,595
Standard Pacific Corp., Gtd. Notes	8.375	05/15/18	225	265,500
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	150	150,061
Sr. Unsec’d. Notes	4.700	06/01/22	100	107,588

				625,744

Insurance 2.9%
ACE INA Holdings, Inc., Gtd. Notes	2.600	11/23/15	300	309,204
American International Group, Inc., Sr. Unsec’d. Notes	8.250	08/15/18	425	530,971
Aon Corp. (United Kingdom), Gtd. Notes	3.125	05/27/16	450	468,722
Axis Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	285,144
Berkshire Hathaway Finance Corp., Gtd. Notes	0.377(a)	01/10/17	100	100,056
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	75	76,544
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	270,801
XLIT Ltd., (Ireland), Gtd. Notes	2.300	12/15/18	400	397,727

				2,439,169

Internet Software & Services 0.3%
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125	06/01/18	225	238,500

IT Services 0.8%
Brightstar Corp., Gtd. Notes, 144A (original cost $435,097; purchased 02/21/14)(b)(c)	9.500	12/01/16	400	434,000
First Data Corp., Sr. Sec’d. Notes, 144A	8.875	08/15/20	250	277,187

				711,187

Machinery 0.6%
Case New Holland Industrial, Inc., Gtd. Notes	7.875	12/01/17	100	117,500
Columbus Mckinnon Corp., Gtd. Notes	7.875	02/01/19	125	134,375
Terex Corp., Gtd. Notes	6.500	04/01/20	125	135,625
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	106,894

				494,394

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media 1.5%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	350	$392,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	275	317,969
Interactive Data Corp., Gtd. Notes	10.250	08/01/18	300	323,062
LIN Television Corp., Gtd. Notes	8.375	04/15/18	25	26,375
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17	100	110,625
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.375	10/15/19	100	106,875

				1,276,906

Metals & Mining 1.2%
AK Steel Corp., Sr. Sec’d. Notes	8.750	12/01/18	300	335,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125	06/01/18	100	109,625
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.875	02/01/18	350	369,250
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	3.600	01/15/17	200	209,135

				1,023,260

Multi-Utilities 0.4%
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	300	300,938

Oil, Gas & Consumable Fuels 2.0%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250	04/08/19	200	226,500
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23	225	236,441
Devon Energy Corp., Sr. Unsec’d. Notes	2.250	12/15/18	250	250,529
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500	04/01/20	50	58,139
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19	50	50,359
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	252,822
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650	02/01/19	100	100,528
Sr. Unsec’d. Notes	3.500	03/01/21	200	200,260
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375	01/26/19	120	123,300
Total Capital International SA (France), Gtd. Notes	2.125	01/10/19	150	151,835

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	$75,924

				1,726,637

Paper & Forest Products 0.6%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $227,562; purchased 02/05/14)(b)(c)	5.400	11/01/20	200	227,724
International Paper Co., Sr. Unsec’d. Notes	7.500	08/15/21	100	126,099
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	100	121,786

				475,609

Pharmaceuticals 0.7%
Actavis PLC, Sr. Unsec’d. Notes	1.875	10/01/17	100	100,862
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375	02/01/19	125	132,969
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400	05/06/24	350	353,327

				587,158

Professional Services 0.8%
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	7.750	10/15/18	375	398,906
TransUnion Holding Co. Inc., Sr. Unsec’d. Notes	9.625	06/15/18	300	316,125

				715,031

Real Estate Investment Trusts (REITs) 2.2%
Crown Castle International Corp., Sr. Unsec’d. Notes	7.125	11/01/19	200	213,500
Digital Realty Trust LP, Gtd. Notes	4.500	07/15/15	115	118,865
Felcor Lodging LP, Sr. Sec’d. Notes	10.000	10/01/14	396	408,375
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.375	11/01/18	50	51,750
Gtd. Notes, 144A	4.875	11/01/20	225	232,312
HCP, Inc., Sr. Unsec’d. Notes	3.750	02/01/19	100	106,148
Kilroy Realty LP, Gtd. Notes	5.000	11/03/15	100	106,121
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875	10/01/19	100	119,914
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	220	259,737
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	100	102,500
Simon Property Group LP, Sr. Unsec’d. Notes	2.200	02/01/19	125	125,636

				1,844,858

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	21

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Road & Rail 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	100	$102,555
CSX Corp., Sr. Unsec’d. Notes	5.600	05/01/17	100	112,147
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,748; purchased 01/07/14)(c)	2.800	11/01/18	100	102,721
Hertz Corp. (The), Gtd. Notes	6.750	04/15/19	100	107,250
Gtd. Notes	7.500	10/15/18	125	132,500
Union Pacific Corp., Sr. Unsec’d. Notes	4.000	02/01/21	100	107,972

				665,145

Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	100	100,466
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18	225	224,719

				325,185

Software 0.4%
Intuit, Inc., Sr. Unsec’d. Notes	5.750	03/15/17	300	335,988

Specialty Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300	01/13/17	150	149,788
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	75	78,000
L Brands, Inc., Gtd. Notes	5.625	02/15/22	75	78,844

				306,632

Technology Hardware, Storage & Peripherals 0.1%
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.650	06/01/16	100	103,546
Sr. Unsec’d. Notes	2.750	01/14/19	25	25,407

				128,953

Tobacco 0.7%
Altria Group, Inc., Gtd. Notes	4.750	05/05/21	100	109,536
Lorillard Tobacco Co., Gtd. Notes	3.500	08/04/16	340	358,462
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21	100	108,420

				576,418

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Trading Companies & Distributors 0.3%
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		250	$276,875

Wireless Telecommunication Services 1.0%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	111,139
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		200	195,600
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625	01/31/20		200	239,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18		250	304,688

					850,427

TOTAL CORPORATE BONDS (cost $43,423,675)					43,619,146

FOREIGN GOVERNMENT BONDS 5.6%
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.750	03/26/15	EUR	153	219,248
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	100	177,414
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes(b)	5.250	02/01/16	JPY	10,000	95,858
Unsec’d. Notes	4.750	04/17/19	EUR	250	344,435
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000	03/25/19		186	187,860
Sr. Unsec’d. Notes	6.375	03/29/21		210	233,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625	03/04/19		100	134,750
Ireland Government Bond (Ireland), Bonds	4.400	06/18/19	EUR	200	319,173
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.500	12/01/18	EUR	20	29,988
Italy Certificati di Credito del Tesoro (Italy), Bonds	1.135	12/31/15	EUR	300	410,552
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	20	30,521
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	10,000	103,548
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	5,000	50,761
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.250	07/14/17	EUR	200	304,689
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500	03/25/15		300	305,625

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	23

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	75	$114,893
Sr. Unsec’d. Notes, RegS	6.400	02/15/16	EUR	200	302,858
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250	02/22/17		200	217,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875	01/22/24		30	31,500
Sr. Unsec’d. Notes, RegS	5.000	03/18/15	EUR	100	143,355
Slovenia Government International Bond (Slovenia), Bonds, 144A	4.125	02/18/19		200	206,000
South Africa Government International Bond (South Africa), Unsec’d. Notes	4.500	04/05/16	EUR	100	146,885
Spain Government International Bond (Spain), Bonds	3.750	10/31/18	EUR	80	121,490
Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		500	534,140

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,665,555)					4,766,168

MUNICIPAL BONDS 0.5%

Puerto Rico
Commonwealth of Puerto Rico, General Obligation	5.500	07/01/16		200	204,534
Series A, General Obligation	8.000	07/01/35		100	92,502
Government Development Bank for Puerto Rico (Puerto Rico), Series A, Revenue Bonds	3.448	02/01/15		100	97,500

TOTAL MUNICIPAL BONDS (cost $388,568)					394,536

NON-CORPORATE FOREIGN AGENCIES 1.8%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		200	183,454
Electricite de France (France), Sr. Unsec’d. Notes, 144A	2.150	01/22/19		50	50,221
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	210,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125	07/02/18		350	418,250
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250	06/28/17		100	112,875

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES (Continued)
Gtd. Notes, RegS	7.750%	01/20/20	200	$229,500
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	01/21/21	100	109,500
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	200	199,441

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,489,195)				1,513,241

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds	3.750	11/15/43	100	105,516
U.S. Treasury Notes	1.625	03/31/19 - 04/30/19	2,855	2,847,571
U.S. Treasury Notes(d)	2.750	02/15/24	340	342,975

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,283,171)				3,296,062

TOTAL LONG-TERM INVESTMENTS (cost $82,201,270)				82,548,953

			Shares
SHORT-TERM INVESTMENTS 5.3%

AFFILIATED MONEY MARKET MUTUAL FUND 5.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,382,699; Note 3)(e)			4,382,699	4,382,699

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.1%

Call Options
Interest Rate Swap Options, Receive a fixed rate of 3.20% and pay a floating rate based on 3-month LIBOR, expiring 09/12/14		Citigroup Global Markets	7	21,723
Receive a fixed rate of 3.20% and pay a floating rate based on 3-month LIBOR, expiring 09/12/14		Citigroup Global Markets	11	35,989

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	25

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* (Continued)
Receive a fixed rate of 3.20% and pay a floating rate based on 3-month LIBOR, expiring 09/18/14	Citigroup Global Markets	11	$35,778

TOTAL OPTIONS PURCHASED (cost $80,639)			93,490

TOTAL SHORT-TERM INVESTMENTS (cost $4,463,338)			4,476,189

TOTAL INVESTMENTS 102.6% (cost $86,664,608; Note 5)			87,025,142
Liabilities in excess of other assets(f) (2.6)%			(2,242,260)

NET ASSETS 100.0%			$84,782,882

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BBSW—Australian Bank Bill Swap Reference Rate

CLICP—Chilean Indice Camara Promedio

CLO—Collateralized Loan Obligation

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

See Notes to Financial Statements.

26

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—New Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $869,217. The aggregate value, $868,820, is approximately 1.0% of net assets.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	27

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Position:
97	5 Year U.S. Treasury Notes	June 2014	$11,551,547	$11,586,953	$35,406

	Short Positions:
7	2 Year U.S. Treasury Notes	June 2014	1,536,500	1,539,125	(2,625)
3	2 Year U.S. Treasury Notes	Sept. 2014	657,563	657,797	(234)
1	10 Year Euro-Bund	June 2014	197,059	200,527	(3,468)
72	10 Year U.S. Treasury Notes	June 2014	8,929,125	8,958,375	(29,250)
18	20 Year U.S. Treasury Bonds	June 2014	2,398,813	2,428,876	(30,063)
21	30 Year U.S. Ultra Treasury Bonds	June 2014	2,979,906	3,092,906	(113,000)

					(178,640)

					$(143,234)

(1)	U.S. Treasury Securities, with a market value of $338,940 have been segregated with the broker (Citigroup Global Markets, Inc.) to cover requirements for open futures contracts as of April 30, 2014.

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	446	$416,510	$411,890	$(4,620)
Expiring 07/15/14	JPMorgan Chase	AUD	68	63,300	62,812	(488)
Brazilian Real,
Expiring 07/01/14	Citigroup Global Markets	BRL	96	42,300	42,226	(74)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	84	140,669	141,396	727
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	101	169,923	170,592	669
Canadian Dollar,
Expiring 07/15/14	Barclays Capital Group	CAD	93	84,500	85,032	532
Expiring 07/15/14	Citigroup Global Markets	CAD	93	84,659	84,542	(117)
Expiring 07/15/14	Toronto Dominion	CAD	194	175,301	176,730	1,429
Chilean Peso,
Expiring 05/30/14	Citigroup Global Markets	CLP	49,225	89,500	86,925	(2,575)

See Notes to Financial Statements.

28

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 07/14/14	Barclays Capital Group	CNY	1,421	$228,313	$226,252	$(2,061)
Expiring 07/14/14	Deutsche Bank	CNY	4,248	682,614	676,430	(6,184)
Expiring 07/14/14	JPMorgan Chase	CNY	389	62,513	61,948	(565)
Colombian Peso,
Expiring 07/08/14	Citigroup Global Markets	COP	175,082	89,100	89,791	691
Euro,
Expiring 07/28/14	Barclays Capital Group	EUR	6	8,500	8,508	8
Expiring 07/28/14	Barclays Capital Group	EUR	201	279,100	279,133	33
Expiring 07/28/14	Citigroup Global Markets	EUR	30	41,685	41,818	133
Expiring 07/28/14	Citigroup Global Markets	EUR	263	363,000	364,388	1,388
Expiring 07/28/14	Credit Suisse First Boston Corp.	EUR	89	122,620	123,103	483
Hungarian Forint,
Expiring 07/24/14	Deutsche Bank	HUF	14,198	63,632	63,923	291
Expiring 07/24/14	JPMorgan Chase	HUF	77,775	348,174	350,168	1,994
Indian Rupee,
Expiring 11/03/14	Citigroup Global Markets	INR	3,958	63,400	63,085	(315)
Japanese Yen,
Expiring 07/28/14	Credit Suisse First Boston Corp.	JPY	5,126	50,119	50,165	46
Malaysian Ringgit,
Expiring 07/10/14	Citigroup Global Markets	MYR	290	89,500	88,409	(1,091)
Expiring 07/10/14	Citigroup Global Markets	MYR	292	89,100	88,828	(272)
Mexican Peso,
Expiring 07/22/14	JPMorgan Chase	MXN	6,210	470,523	471,393	870
New Taiwanese Dollar,
Expiring 05/27/14	Citigroup Global Markets	TWD	1,275	42,300	42,235	(65)
Expiring 05/27/14	Citigroup Global Markets	TWD	6,700	221,700	222,017	317
Expiring 05/27/14	Citigroup Global Markets	TWD	13,054	432,256	432,588	332
New Zealand Dollar,
Expiring 07/15/14	JPMorgan Chase	NZD	99	84,600	84,709	109
Expiring 07/15/14	JPMorgan Chase	NZD	293	252,560	251,242	(1,318)
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank	NOK	1,820	303,236	305,130	1,894
Peruvian Nuevo Sol,
Expiring 07/11/14	JPMorgan Chase	PEN	368	131,010	129,853	(1,157)
Philippine Peso,
Expiring 06/09/14	Citigroup Global Markets	PHP	3,988	89,800	89,395	(405)
Expiring 06/09/14	Citigroup Global Markets	PHP	4,881	109,639	109,412	(227)
Expiring 09/17/14	Citigroup Global Markets	PHP	2,426	54,100	54,242	142
Expiring 09/17/14	Citigroup Global Markets	PHP	2,432	54,100	54,357	257

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	29

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 07/24/14	Credit Suisse First Boston Corp.	PLN	574	$188,311	$188,679	$368
Romanian Leu,
Expiring 07/24/14	BNP Paribas	RON	550	169,040	170,969	1,929
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank	SGD	541	431,428	431,193	(235)
South African Rand,
Expiring 07/25/14	Citigroup Global Markets	ZAR	678	64,314	63,558	(756)
Expiring 07/25/14	JPMorgan Chase	ZAR	1,649	153,214	154,510	1,296
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	86,966	81,772	83,844	2,072
Expiring 07/10/14	Citigroup Global Markets	KRW	43,645	42,300	42,078	(222)
Swedish Krona,
Expiring 07/24/14	Barclays Capital Group	SEK	1,559	236,400	239,388	2,988
Expiring 07/24/14	Deutsche Bank	SEK	553	84,600	84,958	358
Expiring 07/24/14	Deutsche Bank	SEK	556	84,400	85,369	969
Expiring 07/24/14	Deutsche Bank	SEK	556	84,500	85,434	934
Swiss Franc,
Expiring 07/24/14	Barclays Capital Group	CHF	89	101,400	101,601	201
Expiring 07/24/14	Citigroup Global Markets	CHF	112	126,800	126,874	74
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	195	220,708	221,792	1,084
Expiring 07/24/14	JPMorgan Chase	CHF	74	84,500	84,694	194
Thai Baht,
Expiring 11/18/14	Barclays Capital Group	THB	892	27,200	27,338	138
Turkish Lira,
Expiring 07/25/14	Barclays Capital Group	TRY	92	42,300	42,721	421
Expiring 07/25/14	Barclays Capital Group	TRY	185	84,500	85,511	1,011
Expiring 07/25/14	Deutsche Bank	TRY	137	64,853	63,610	(1,243)

				$8,466,396	$8,468,788	$2,392

See Notes to Financial Statements.

30

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	92	$84,500	$84,748	$(248)
Expiring 07/15/14	Deutsche Bank	AUD	92	84,600	84,669	(69)
Expiring 07/15/14	JPMorgan Chase	AUD	521	481,100	481,410	(310)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	30	50,896	51,236	(340)
Canadian Dollar,
Expiring 07/15/14	Citigroup Global Markets	CAD	121	109,700	110,448	(748)
Expiring 07/15/14	JPMorgan Chase	CAD	70	63,300	63,705	(405)
Chinese Yuan,
Expiring 06/26/14	Citigroup Global Markets	CNY	523	84,000	83,319	681
Expiring 07/14/14	Barclays Capital Group	CNY	529	84,318	84,203	115
Expiring 07/14/14	Barclays Capital Group	CNY	265	42,300	42,260	40
Expiring 07/14/14	Citigroup Global Markets	CNY	1,774	285,151	282,504	2,647
Expiring 07/14/14	Citigroup Global Markets	CNY	1,592	253,600	253,497	103
Czech Koruna,
Expiring 07/24/14	JPMorgan Chase	CZK	2,014	101,328	101,834	(506)
Danish Krone,
Expiring 07/24/14	BNP Paribas	DKK	437	81,007	81,176	(169)
Euro,
Expiring 07/15/14	Citigroup Global Markets	EUR	61	84,659	84,906	(247)
Expiring 07/24/14	Deutsche Bank	EUR	46	63,632	63,625	7
Expiring 07/25/14	Citigroup Global Markets	EUR	46	64,314	63,629	685
Expiring 07/25/14	Deutsche Bank	EUR	46	64,853	63,629	1,224
Expiring 07/28/14	Bank of America	EUR	226	312,284	314,164	(1,880)
Expiring 07/28/14	Citigroup Global Markets	EUR	1,056	1,458,925	1,464,172	(5,247)
Expiring 07/28/14	Citigroup Global Markets	EUR	1,056	1,459,355	1,464,172	(4,817)
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	9,474	42,200	42,657	(457)
Expiring 07/24/14	JPMorgan Chase	HUF	30,448	135,200	137,088	(1,888)
Japanese Yen,
Expiring 07/28/14	BNP Paribas	JPY	118,386	1,156,014	1,158,614	(2,600)
Mexican Peso,
Expiring 07/25/14	Citigroup Global Markets	MXN	559	42,300	42,438	(138)
New Taiwanese Dollar,
Expiring 05/27/14	Barclays Capital Group	TWD	1,130	37,343	37,454	(111)
Expiring 05/27/14	Barclays Capital Group	TWD	756	24,984	25,066	(82)
Expiring 05/27/14	BNP Paribas	TWD	14,648	481,195	485,391	(4,196)
Expiring 05/27/14	Citigroup Global Markets	TWD	3,220	104,900	106,694	(1,794)

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	31

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 07/15/14	JPMorgan Chase	NZD	297	$253,200	$254,458	$(1,258)
Expiring 07/15/14	JPMorgan Chase	NZD	100	84,600	85,415	(815)
Norwegian Krone,
Expiring 07/24/14	JPMorgan Chase	NOK	806	134,050	135,134	(1,084)
Philippine Peso,
Expiring 06/09/14	Citigroup Global Markets	PHP	2,840	63,000	63,662	(662)
Expiring 06/09/14	UBS Securities	PHP	6,775	148,903	151,870	(2,967)
Russian Ruble,
Expiring 07/17/14	Barclays Capital Group	RUB	41	1,125	1,130	(5)
Expiring 07/17/14	Citigroup Global Markets	RUB	3,087	84,500	84,836	(336)
Expiring 07/17/14	Citigroup Global Markets	RUB	1,558	42,300	42,814	(514)
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank	SGD	106	84,500	84,798	(298)
South African Rand,
Expiring 07/25/14	Barclays Capital Group	ZAR	317	29,500	29,715	(215)
Swedish Krona,
Expiring 07/24/14	Barclays Capital Group	SEK	2,130	323,227	327,132	(3,905)
Swiss Franc,
Expiring 07/24/14	JPMorgan Chase	CHF	209	236,400	237,538	(1,138)
Thai Baht,
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	852	25,100	26,091	(991)

				$8,848,363	$8,883,301	$(34,938)

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	579	01/01/21	0.000%	Brazil Interbank lending rate(2)	$4,284	$—	$4,284	Deutsche Bank
CHF	10,000	10/30/14	0.000%	3 month LIBOR(2)	(1,027)	—	(1,027)	Credit Suisse International
CLP	30,000	02/27/24	5.240%	6 month CLICP(2)	1,324	—	1,324	Barclays Capital Group

					$4,581	$—	$4,581

See Notes to Financial Statements.

32

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	200	03/07/29	4.743%	6 month BBSW(2)	$—	$4,004	$4,004
EUR	400	01/30/16	0.495%	6-month Euribor(1)	—	(766)	(766)
GB	P 230	03/06/34	3.963%	3-month LIBOR(1)	—	(3,133)	(3,133)
MXN	5,000	04/18/19	5.480%	28 day Mexican Interbank rate(1)	—	613	613
	4,200	08/31/18	1.625%	3 month LIBOR(2)	13,386	(7,506)	(20,892)
	2,750	02/15/21	2.375%	3 month LIBOR(2)	8,071	(14,181)	(22,252)
	2,300	03/31/44	3.475%	3 month LIBOR(1)	—	18,716	18,716

					$21,457	$(2,253)	$(23,710)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	33

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,161,560	$4,759,544
Residential Mortgage-Backed Securities	—	4,782,462	—
Bank Loans	—	2,076,028	—
Commercial Mortgage-Backed Securities	—	12,180,206	—
Corporate Bonds	—	43,032,161	586,985
Foreign Government Bonds	—	4,670,310	95,858
Municipal Bonds	—	394,536	—
Non-Corporate Foreign Agencies	—	1,513,241	—
U.S. Treasury Obligations	—	3,296,062	—
Affiliated Money Market Mutual Fund	4,382,699	—	—
Options Purchased	—	93,490	—
Other Financial Instruments*
Futures Contracts	(143,234)	—	—
Forward Foreign Currency Exchange Contracts	—	(32,546)	—
Interest Rate Swap Agreements	—	(19,129)	—

Total	$4,239,465	$77,148,381	$5,442,387

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Corporate Bond	Foreign Government Bond
Beginning Balance:	$—	$—	$—
Accrued discounts/premiums	60	(866)	648
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(60)	3,617	3,511
Purchases	4,759,544	584,234	91,699
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending Balance	$4,759,544	$586,985	$95,858

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $7,068 was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

34

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value April 30, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Asset-Backed Securities	$4,759,544	Market Approach	Offered quote	$95.70 - $100.00 ($99.17)

Corporate Bonds	$586,985	Market Approach	Offered quote	$101.00 - $108.75 ($105.88)

Foreign Government Bonds	$95,858	Market Approach	Offered quote	$0.96 ($0.96)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Commercial Mortgage-Backed Securities	14.4%
Banks	13.6
Collateralized Loan Obligations	11.7
Foreign Government Bonds	5.6
Residential Mortgage-Backed Securities	5.6
Affiliated Money Market Mutual Fund	5.2
U.S. Treasury Obligations	3.9
Chemicals	3.0
Insurance	2.9
Health Care Providers & Services	2.5
Real Estate Investment Trusts (REITs)	2.2
Media	2.1
Oil, Gas & Consumable Fuels	2.0
Non-Corporate Foreign Agencies	1.8
Automobiles	1.7
Food Products	1.4%
Diversified Telecommunication Services	1.2
Metals & Mining	1.2
Diversified Financial Services	1.1
Communications Equipment	1.0
Wireless Telecommunication Services	1.0
Electric Utilities	0.8
Energy Equipment & Services	0.8
Food & Staples Retailing	0.8
IT Services	0.8
Professional Services	0.8
Road & Rail	0.8
Airlines	0.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	35

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Pharmaceuticals	0.7%
Tobacco	0.7
Commercial Services & Supplies	0.6
Construction Materials	0.6
Containers & Packaging	0.6
Electronic Equipment, Instruments & Components	0.6
Independent Power & Renewable Electricity Producers	0.6
Machinery	0.6
Paper & Forest Products	0.6
Semiconductors & Semiconductor Equipment	0.6
Biotechnology	0.5
Municipal Bonds	0.5
Aerospace & Defense	0.4
Diversified Consumer Services	0.4
Multi-Utilities	0.4%
Software	0.4
Specialty Retail	0.4
Capital Markets	0.3
Internet Software & Services	0.3
Trading Companies & Distributors	0.3
Electrical Equipment	0.2
Health Care Equipment & Supplies	0.1
Options Purchased	0.1
Technology Hardware, Storage & Peripherals	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker— variation margin	$58,739	*	Due from broker— variation margin	$225,683	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	5,608		Unrealized depreciation on over-the-counter swap agreements	1,027
Interest rate contracts	Unaffiliated investments	93,490		—	—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	31,884		Unrealized depreciation on forward foreign currency exchange contracts	64,430

Total		$189,721			$291,140

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

36

The effects of derivative instruments on the Statement of Operations for period* ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$6,161	$(136,757)	$4,616	$—	$(125,980)
Foreign exchange contracts	—	—	—	(36,613)	(36,613)

Total	$6,161	$(136,757)	$4,616	$(36,613)	$(162,593)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$12,851	$(143,234)	$(19,129)	$—	$(149,512)
Foreign exchange contracts	—	—	—	(32,546)	(32,546)

Total	$12,851	$(143,234)	$(19,129)	$(32,546)	$(182,058)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.
*	Commencement of operations was December 23, 2013.

For the period* ended April 30, 2014, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Futures Contracts—Long Positions(2)	Futures Contracts—Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)
$40,320	$5,838,672	$10,443,745	$5,272,179	$6,283,965	$11,487,959

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.
*	Commencement of operations was December 23, 2013.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	37

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for offset	Collateral Received(3)	Net Amount
Bank of America, N.A.	$—	$—	$—	$—
Barclays Capital Group	6,811	(6,811)	—	—
BNP Paribas	4,001	(4,001)	—	—
Citigroup Global Markets	101,667	(21,419)	—	80,248
Credit Suisse First Boston Corp.	2,650	(2,018)	—	632
Deutsche Bank AG	9,961	(8,029)	—	1,932
JPMorgan Chase	4,463	(4,463)	—	—
Toronto Dominion	1,429	—	—	1,429
UBS Securities	—	—	—	—

	$130,982

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America, N.A.	$(1,880)	$—	$—	$(1,880)
Barclays Capital Group	(11,247)	6,811	—	(4,436)
BNP Paribas	(6,965)	4,001	—	(2,964)
Citigroup Global Markets	(21,419)	21,419	—	—
Credit Suisse First Boston Corp.	(2,018)	2,018	—	—
Deutsche Bank AG	(8,029)	8,029	—	—
JPMorgan Chase	(10,932)	4,463	—	(6,469)
Toronto Dominion	—	—	—	—
UBS Securities	(2,967)	—	—	(2,967)

	$(65,457)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

38

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2014

Prudential Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $82,281,909)	$82,642,443
Affiliated Investments (cost $4,382,699)	4,382,699
Dividends and interest receivable	730,152
Receivable for investments sold	688,216
Receivable for Fund shares sold	211,516
Due from broker—variation margin	32,282
Unrealized appreciation on forward foreign currency exchange contracts	31,884
Unrealized appreciation on over-the-counter swap agreements	5,608
Prepaid expenses	51,284

Total assets	88,776,084

Liabilities
Payable for investments purchased	3,780,215
Payable for Fund shares reacquired	117,202
Unrealized depreciation on forward foreign currency exchange contracts	64,430
Management fee payable	16,875
Accrued expenses	12,586
Unrealized depreciation on over-the-counter swap agreements	1,027
Payable to custodian	570
Distribution fee payable	194
Affiliated transfer agent fee payable	93
Dividends payable	10

Total liabilities	3,993,202

Net Assets	$84,782,882

Net assets were comprised of:
Common stock, at par	$8,478
Paid-in capital in excess of par	84,679,156

84,687,634
Distributions in excess of net investment income	(14,839)
Accumulated net realized loss on investment and foreign currency transactions	(56,106)
Net unrealized appreciation on investments and foreign currencies	166,193

Net assets, April 30, 2014	$84,782,882

See Notes to Financial Statements.

40

Class A:
Net asset value and redemption price per share ($365,460 ÷ 36,557 shares of common stock issued and outstanding)	$10.00
Maximum sales charge (3.25% of offering price)	.34

Maximum offering price to public	$10.34

Class C
Net asset value, offering price and redemption price per share ($165,413 ÷ 16,543 shares of common stock issued and outstanding)	$10.00

Class Q
Net asset value, offering price and redemption price per share ($83,234,728 ÷ 8,322,779 shares of common stock issued and outstanding)	$10.00

Class Z
Net asset value, offering price and redemption price per share ($1,017,281 ÷ 101,719 shares of common stock issued and outstanding)	$10.00

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	41

Statement of Operations

December 23, 2013* through April 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$480,400
Unaffiliated dividend income (net of foreign withholding tax of $83)	4,537
Affiliated dividend income	3,059

Total income	487,996

Expenses
Management fee	106,779
Distribution fee—Class A	125
Distribution fee—Class C	269
Custodian’s fees and expenses	29,000
Audit fee	25,000
Registration fees	21,000
Legal fees and expenses	11,000
Reports to shareholders	8,000
Directors’ fees	4,000
Miscellaneous	4,473

Total expenses	209,646
Less: Management fee waiver	(70,435)
Distribution fee waiver—Class A	(21)

Net expenses	139,190

Net investment income	348,806

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	107,078
Futures transactions	(136,757)
Swap agreements transactions	4,616
Foreign currency transactions	(31,043)

(56,106)

Net change in unrealized appreciation (depreciation) on:
Investments	360,534
Futures	(143,234)
Swap agreements	(19,129)
Foreign currencies	(31,978)

166,193

Net gain on investment transactions	110,087

Net Increase In Net Assets Resulting From Operations	$458,893

*	Commencement of operations.

See Notes to Financial Statements.

42

Statement of Changes in Net Assets

(Unaudited)

December 23, 2013* through April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$348,806
Net realized loss on investment and foreign currency transactions	(56,106)
Net change in unrealized appreciation on investments and foreign currencies	166,193

Net increase in net assets resulting from operations	458,893

Dividends from net investment income (Note 1)
Class A	(746)
Class C	(249)
Class Q	(360,771)
Class Z	(1,879)

(363,645)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	85,497,686
Net asset value of shares issued in reinvestment of dividends and distributions	363,629
Cost of shares reacquired	(1,173,681)

Net increase in net assets from Fund share transactions	84,687,634

Total increase	84,782,882

Net Assets:
Beginning of period	—

End of period	$84,782,882

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	43

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Bond Fund. The information presented in these financial statements pertains to Prudential Short Duration Multi-Sector Fund (the “Fund”). The fund commenced operations on December 23, 2013. The Fund’s investment objective is total return.

Note 1. Accounting Policies

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

44

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition

Prudential Short Duration Multi-Sector Bond Fund	45

Notes to Financial Statements

(Unaudited) continued

and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts positions of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on

46

foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risk may arise from the potential inability of the counterparties to meet the terms of their contracts.

Prudential Short Duration Multi-Sector Bond Fund	47

Notes to Financial Statements

(Unaudited) continued

Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered

48

commodities exchange (“Exchange-traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities

Prudential Short Duration Multi-Sector Bond Fund	49

Notes to Financial Statements

(Unaudited) continued

issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

50

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2014 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Prudential Short Duration Multi-Sector Bond Fund	51

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is accrued daily and payable monthly, at an annual rate of

52

..50% of the Fund’s average daily net assets. The effective management fee rate was .50% for the period ended April 30, 2014.

PI has contractually agreed through February 28, 2015 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .65% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Under the Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the period ended April 30, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $4,369 in front-end sales charges resulting from sales of Class A shares, during the period ended April 30, 2014. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Short Duration Multi-Sector Bond Fund	53

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended April 30, 2014, were $78,866,329 and $3,296,268, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$86,664,608

Appreciation	527,956
Depreciation	(167,422)

Net Unrealized Appreciation	$360,534

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at April 30, 2014.

Management has analyzed the Fund’s tax positions and has concluded that as of April 30, 2014, no provision for income tax is required in the Fund’s financial statements for the current reporting period.

54

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 500 million shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, Class C, Class Q, and Class Z shares, each of which consists of 125 million, 75 million, 100 million, and 200 million shares, respectively.

As of April 30, 2014, Prudential owned 1,004 shares of Class A, 1,002 shares of Class C, 2,514,046 shares of Class Q, and 1,005 shares of Class Z.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period* ended April 30, 2014:
Shares sold	38,516	$384,512
Shares issued in reinvestment of dividends and distributions	72	724
Shares reacquired	(2,031)	(20,270)

Net increase (decrease) in shares outstanding	36,557	$364,966

Class C
Period* ended April 30, 2014:
Shares sold	16,518	$165,008
Shares issued in reinvestment of dividends and distributions	25	248

Net increase (decrease) in shares outstanding	16,543	$165,256

Prudential Short Duration Multi-Sector Bond Fund	55

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Period* ended April 30, 2014:
Shares sold	8,400,805	$83,920,000
Shares issued in reinvestment of dividends and distributions	36,105	360,780
Shares reacquired	(114,131)	(1,140,000)

Net increase (decrease) in shares outstanding	8,322,779	$83,140,780

Class Z
Period* ended April 30, 2014:
Shares sold	102,873	$1,028,166
Shares issued in reinvestment of dividends and distributions	188	1,877
Shares reacquired	(1,342)	(13,411)

Net increase (decrease) in shares outstanding	101,719	$1,016,632

*	Commencement of operations was December 23, 2013.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of ..08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2014.

56

Financial Highlights

(Unaudited)

Class A Shares
	December 23, 2013(b) through April 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	-	(g)
Total from investment operations	.04
Less Dividends and Distributions:
Dividends from net investment income	(.04)
Net asset value, end of period	$10.00
Total Return(a):	.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$365
Average net assets (000)	$118
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.90%	(e)
Expenses before waivers and/or expense reimbursement	1.23%	(e)
Net investment income	1.00%	(e)
Portfolio turnover rate	237%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

(g) Less than $.005.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	57

Financial Highlights

(Unaudited) continued

Class C Shares
	December 23, 2013(b) through April 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized loss on investments	(.01)
Total from investment operations	.02
Less Dividends and Distributions:
Dividends from net investment income	(.02)
Net asset value, end of period	$10.00
Total Return(a):	.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165
Average net assets (000)	$76
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.65%	(e)
Expenses before waivers and/or expense reimbursement	1.93%	(e)
Net investment income	.82%	(e)
Portfolio turnover rate	237%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

58

Class Q Shares
	December 23, 2013(b) through April 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized loss on investments	(.01)
Total from investment operations	.05
Less Dividends and Distributions:
Dividends from net investment income	(.05)
Net asset value, end of period	$10.00
Total Return(a):	.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,235
Average net assets (000)	$59,987
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.65%	(e)
Expenses before waivers and/or expense reimbursement	.98%	(e)
Net investment income	1.63%	(e)
Portfolio turnover rate	237%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	59

Financial Highlights

(Unaudited) continued

Class Z Shares
	December 23, 2013(b) through April 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized loss on investments	(.02)
Total from investment operations	.05
Less Dividends and Distributions:
Dividends from net investment income	(.05)
Net asset value, end of period	$10.00
Total Return(a):	.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,017
Average net assets (000)	$244
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.65%	(e)
Expenses before waivers and/or expense reimbursement	.91%	(e)
Net investment income	2.04%	(e)
Portfolio turnover rate	237%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

60

Approval of Advisory Agreements

Board Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, the Board of Directors (the Board) of Prudential Investment Portfolios, Inc. 17 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement with Prudential Investment Management, Inc. (the Subadviser), with respect to the Fund prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Directors, met on December 3-5, 2013 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on September 30, 2013 and December 3-5, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Directors determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the agreements are separately discussed below.

Prudential Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 5-7, 2013 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, and that it received a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Directors of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 5-7, 2013 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, and that it received a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports

Visit our website at www.prudentialfunds.com

from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. Nevertheless, as noted above, the Board did consider the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.50% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.25% of the Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s contractual management fee was in the second quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares were in the third quartile of the Lipper Peer Group (first quartile being the lowest expenses). The Board further noted, however, that the Fund’s net total expenses were 7 basis points higher than the median of the Peer Group.

The Board noted that the Fund’s contractual management fee of 0.50% was the same as the median fee of the Peer Universe and that the Fund’s actual management fee is expected to be -0.33%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets will be low. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Prudential Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration Multi-Sector Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SDMAX	SDMCX	SDMQX	SDMZX
CUSIP	74440B876	74440B868	74440B850	74440B843

MF219E2    0263324-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2014